Annual Report
December 31, 2020
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Contract Owners of Symetra Resource Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix, that comprise the Symetra Resource Variable Account B (the Separate Account), as of December 31, 2020, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and the changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statements of operations and changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the years in the four-year period ended December 31, 2019, were audited by other independent registered public accountants whose report, dated April 30, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 23, 2021

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Appendix

AB VPS Small/Mid Cap Value Portfolio Class A

ALPS/Alerian Energy Infrastructure-Class I

American Century Balanced

American Century International

American Century Mid Cap Value

American Century Value

American Funds IS Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS New World Fund

Blackrock Capital Appreciation I

Blackrock Global Allocation I

Blackrock High Yield I

BNY Mellon Appreciation

BNY Mellon MidCap Stock

BNY Mellon Stock Index

BNY Mellon Sustainable U.S. Equity

BNY Mellon Technology Growth

Columbia Income Opportunities

Columbia VP Mid Cap Growth Fund – Class 1

Columbia VP Overseas Core Fund – Class 1

Delaware VIP Emerging Markets

Delaware VIP Small Cap Value

Delaware VIP Smid Cap Core

DFA VA Global Bond

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short Term Fixed Portfolio

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value

DWS Alternative Asset Allocation VIP A

DWS CROCI International VIP – Class A

DWS Global Income Builder VIP A

Eaton Vance VT Floating-Rate Income Fund Advisor Class

Federated Hermes High Income Bond (1)

Federated Hermes Managed Volatility II (1)

Fidelity Contrafund

Fidelity Energy

Fidelity Equity-Income

Fidelity Financial Services

Fidelity Government Money Market Portfolio – Initial Class

Fidelity Government Money Market Portfolio – Service Class II

Fidelity Growth

Fidelity Growth & Income

Fidelity Growth Opportunities

Fidelity Investment Grade Bond

Fidelity Mid Cap I

Fidelity Real Estate

Fidelity Strategic Income

Franklin Income VIP Fund – Class 1

Franklin Income VIP Fund – Class 2

Franklin Mutual Global Discovery VIP Fund – Class 1

Franklin Mutual Shares VIP Fund – Class 1

Franklin Mutual Shares VIP Fund – Class 2

Franklin Rising Dividends VIP Fund – Class 1

Franklin Small-Mid Cap Growth VIP Fund – Class 2

Franklin Strategic Income VIP Fund – Class 1

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Franklin U.S. Government Securities VIP Fund – Class 1

Franklin U.S. Government Securities VIP Fund – Class 2

Invesco American Franchise Fund I

Invesco Global Real Estate

Invesco International Growth I

Invesco International Growth II

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond

Janus Henderson Mid Cap Value Portfolio

JP Morgan Insurance Trust Mid Cap Value I

JP Morgan Insurance Trust U.S. Equity I

Merger VL

MFS Growth Series

MFS International Growth Portfolio

MFS International Intrinsic Value Portfolio

MFS New Discovery Series

MFS Utilities Series

PIMCO All Asset Institutional Class

PIMCO CommodityRealReturn Strat. Institutional Class

PIMCO Dynamic Bond – Institutional Class

PIMCO Emerging Markets Bond Institutional Class

PIMCO Global Bond Opportunities (Unhedged) – Institutional Class

PIMCO Low Duration Institutional Class

PIMCO Real Return Institutional Class

PIMCO StocksPLUS Global Portfolio Institutional Class

PIMCO Total Return Institutional Class

Pioneer Bond VCT Class I

Pioneer Equity Income VCT Class II

Pioneer Fund VCT Class I

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Pioneer High Yield VCT Class II

Pioneer Mid Cap Value VCT Class I

Pioneer Select Mid Cap Growth VCT Class I

Pioneer Strategic Income VCT Class I

Pioneer Strategic Income VCT Class II

Royce Capital Micro-Cap

Royce Capital Small-Cap

T. Rowe Price Blue Chip Growth

T. Rowe Price Equity Income Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price New America Growth Portfolio

Templeton Developing Markets VIP Fund – Class 1

Templeton Developing Markets VIP Fund – Class 2

Templeton Foreign VIP Fund – Class 1

Templeton Global Bond VIP Fund – Class 1

Templeton Growth VIP Fund – Class 2

TVST Touchstone Bond Fund

TVST Touchstone Common Stock Fund

VanEck VIP Global Hard Assets

Vanguard Balanced

Vanguard Capital Growth

Vanguard Equity Income

Vanguard Equity Index

Vanguard High Yield Bond

Vanguard International

Vanguard Mid-Cap Index

Vanguard Real Estate Index

Vanguard Short Term Investment Grade

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Vanguard Small Company Growth

Vanguard Total Bond Market Index

Vanguard Total Stock Market Index

Virtus Duff & Phelps Real Estate Securities Series I

Virtus KAR Small-Cap Growth Series I

VY JPMorgan Emerging Markets Equity Portfolio Initial

The following subaccounts had varying audited periods defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations and Changes in Net Assets
American Funds IS Global Growth and Income Fund	Available fund with no money invested at December 31, 2020	For the year ended December 31, 2020
BNY Mellon Quality Bond	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through April 30, 2020 (date of liquidation)
SEI VP Conservative Strategy Fund – Class II Shares	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through September 25, 2020 (date of liquidation)
SEI VP Defensive Strategy Fund – Class II Shares	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through September 25, 2020 (date of liquidation)
SEI VP Market Growth Strategy Fund – Class II Shares	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through September 25, 2020 (date of liquidation)
SEI VP Market Plus Strategy Fund – Class II Shares	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through September 25, 2020 (date of liquidation)
SEI VP Moderate Strategy Fund – Class II Shares	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through September 25, 2020 (date of liquidation)
Voya Global High Dividend Low Volatility Portfolio – Class S (1)	Available fund with no money invested at December 31, 2020	For the year ended December 31, 2020

(1) See Note 1 of the financial statements for the former name of the sub-account

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
AB VPS Small/Mid Cap Value Portfolio Class A	6,127	$124,284	$106,557	$—	$106,557	4,612
ALPS/Alerian Energy Infrastructure-Class I	57,991	555,460	378,098	—	378,098	49,786
American Century Balanced	27,348	198,181	238,753	—	238,753	9,445
American Century International	26,251	264,403	370,141	—	370,141	18,824
American Century Mid Cap Value	1,153	23,934	23,671	—	23,671	967
American Century Value	47,058	518,635	525,647	—	525,647	22,344
American Funds IS Growth Fund	827	60,367	99,459	—	99,459	2,538
American Funds IS Growth-Income Fund	884	48,255	48,948	—	48,948	1,826
American Funds IS International Fund	2,660	50,708	62,892	—	62,892	3,570
American Funds IS New World Fund	554	13,560	17,481	—	17,481	981
Blackrock Capital Appreciation I	2,691	23,800	27,852	—	27,852	690
Blackrock Global Allocation I	11,008	217,340	214,546	—	214,546	11,501
Blackrock High Yield I	15,512	111,630	117,266	502	117,768	7,165
BNY Mellon Appreciation	1,031	38,188	48,645	—	48,645	1,578
BNY Mellon MidCap Stock	11,998	226,245	239,120	—	239,120	7,451
BNY Mellon Stock Index	3,542	170,195	228,018	—	228,018	5,280
BNY Mellon Sustainable U.S. Equity	1,568	58,423	74,091	—	74,091	3,524
BNY Mellon Technology Growth	4,085	70,040	149,871	—	149,871	6,320
Columbia Income Opportunities	10,428	88,132	80,400	—	80,400	5,084
Columbia VP Mid Cap Growth Fund - Class 1	3,557	65,871	159,905	—	159,905	4,938
Columbia VP Overseas Core Fund - Class 1	54	665	764	—	764	43
Delaware VIP Emerging Markets	6,624	152,773	194,888	—	194,888	9,852
Delaware VIP Small Cap Value	1,432	51,777	48,917	—	48,917	2,295
Delaware VIP Smid Cap Core	6,881	159,682	170,239	—	170,239	6,828
DFA VA Global Bond	13,480	144,136	143,291	—	143,291	12,690
DFA VA International Small Portfolio	21,015	251,418	277,607	—	277,607	13,125
DFA VA International Value Portfolio	22,137	266,552	260,780	—	260,780	16,886
DFA VA Short Term Fixed Portfolio	80,561	825,835	821,734	—	821,734	80,235
DFA VA U.S. Large Value Portfolio	24,945	591,781	661,562	—	661,562	26,400
DFA VA U.S. Targeted Value	20,748	325,866	381,974	—	381,974	16,192
DWS Alternative Asset Allocation VIP A	3,206	40,606	43,929	—	43,929	3,876
DWS CROCI International VIP - Class A	174,020	1,273,635	1,259,907	—	1,259,907	63,415
DWS Global Income Builder VIP A	102,328	2,400,329	2,565,359	—	2,565,359	60,153
Eaton Vance VT Floating-Rate Income Fund Advisor Class	397	3,516	3,590	—	3,590	302
Federated Hermes High Income Bond[1]	13,925	87,848	89,261	—	89,261	2,578
Federated Hermes Managed Volatility II1	1,520	15,099	16,855	—	16,855	562
Fidelity Contrafund	35,735	1,190,248	1,721,391	—	1,721,391	41,584
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Fidelity Energy	8,842	$175,082	$92,043	$—	$92,043	13,598
Fidelity Equity-Income	5,653	117,006	135,126	—	135,126	4,065
Fidelity Financial Services	71,028	850,670	879,314	—	879,314	34,769
Fidelity Government Money Market Portfolio - Initial Class	130,425	130,425	130,425	—	130,425	12,787
Fidelity Government Money Market Portfolio - Service Class II	137,581	137,581	137,581	—	137,581	13,861
Fidelity Growth	5,180	328,596	533,548	—	533,548	17,098
Fidelity Growth & Income	3,581	68,000	80,076	—	80,076	2,942
Fidelity Growth Opportunities	7,769	256,653	602,436	—	602,436	10,599
Fidelity Investment Grade Bond	2,982	37,465	42,017	—	42,017	3,204
Fidelity Mid Cap I	34	970	1,320	—	1,320	53
Fidelity Real Estate	262	4,370	4,564	—	4,564	277
Fidelity Strategic Income	7,153	81,527	84,476	—	84,476	6,029
Franklin Income VIP Fund - Class 1	482	7,687	7,554	—	7,554	517
Franklin Income VIP Fund - Class 2	9,768	145,344	146,896	—	146,896	7,306
Franklin Mutual Global Discovery VIP Fund - Class 1	916	17,079	16,036	—	16,036	893
Franklin Mutual Shares VIP Fund - Class 1	19,740	382,056	334,188	—	334,188	17,884
Franklin Mutual Shares VIP Fund - Class 2	6,869	123,503	113,965	—	113,965	5,087
Franklin Rising Dividends VIP Fund - Class 1	11,262	321,197	339,791	—	339,791	12,088
Franklin Small-Mid Cap Growth VIP Fund - Class 2	14,516	242,505	335,453	—	335,453	11,089
Franklin Strategic Income VIP Fund - Class 1	22,447	250,160	241,530	—	241,530	18,432
Franklin U.S. Government Securities VIP Fund - Class 1	3,876	47,929	47,943	—	47,943	4,317
Franklin U.S. Government Securities VIP Fund - Class 2	6,456	79,458	77,997	—	77,997	4,551
Invesco American Franchise Fund I	2,523	135,204	224,809	—	224,809	7,440
Invesco Global Real Estate	16,947	277,991	248,936	—	248,936	12,833
Invesco International Growth I	4,461	156,868	189,720	—	189,720	9,862
Invesco International Growth II	1,889	64,457	79,123	—	79,123	4,143
Janus Henderson Enterprise Portfolio	322	24,141	30,391	—	30,391	823
Janus Henderson Flexible Bond	28,978	342,642	369,471	—	369,471	28,107
Janus Henderson Mid Cap Value Portfolio	5,900	93,071	94,637	—	94,637	4,580
JP Morgan Insurance Trust Mid Cap Value I	33,635	362,192	366,286	—	366,286	12,383
JP Morgan Insurance Trust U.S. Equity I	1,205	30,658	45,084	—	45,084	1,541
Merger VL	2,582	27,966	31,510	—	31,510	2,475
MFS Growth Series	2,490	133,586	183,775	—	183,775	4,437
MFS International Growth Portfolio	505	7,436	8,135	—	8,135	376
MFS International Intrinsic Value Portfolio	3,167	87,964	111,011	—	111,011	4,099
MFS New Discovery Series	644	12,579	17,394	—	17,394	454
MFS Utilities Series	2,462	71,598	87,012	—	87,012	4,133

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
PIMCO All Asset Institutional Class	30,170	$317,897	$337,900	$—	$337,900	23,758
PIMCO CommodityRealReturn Strat. Institutional Class	2,196	15,008	13,241	—	13,241	2,134
PIMCO Dynamic Bond - Institutional Class	16,901	176,566	178,985	—	178,985	14,587
PIMCO Emerging Markets Bond Institutional Class	14,076	174,553	189,187	—	189,187	13,320
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	20,986	251,402	255,817	—	255,817	22,792
PIMCO Low Duration Institutional Class	12,370	125,897	128,396	—	128,396	11,616
PIMCO Real Return Institutional Class	3,122	39,134	43,451	—	43,451	3,742
PIMCO StocksPLUS Global Portfolio Institutional Class	556	4,796	5,009	—	5,009	257
PIMCO Total Return Institutional Class	67,603	752,099	783,516	—	783,516	60,139
Pioneer Bond VCT Class I	124,238	1,376,564	1,463,519	—	1,463,519	30,459
Pioneer Equity Income VCT Class II	2,720	58,035	42,957	—	42,957	1,579
Pioneer Fund VCT Class I	1,699,740	26,857,147	28,606,638	—	28,606,638	169,684
Pioneer High Yield VCT Class II	2,481	23,144	22,752	—	22,752	1,181
Pioneer Mid Cap Value VCT Class I	100,036	1,943,058	1,797,639	—	1,797,639	37,748
Pioneer Select Mid Cap Growth VCT Class I	522,654	14,127,128	19,609,952	—	19,609,952	109,691
Pioneer Strategic Income VCT Class I	7,131	70,855	76,234	—	76,234	5,509
Pioneer Strategic Income VCT Class II	6,917	71,262	73,810	—	73,810	4,012
Royce Capital Micro-Cap	336	3,362	4,002	—	4,002	226
Royce Capital Small-Cap	4,227	32,603	31,315	—	31,315	1,884
T. Rowe Price Blue Chip Growth	18,297	554,726	927,816	—	927,816	22,197
T. Rowe Price Equity Income Portfolio	17,314	472,168	453,780	—	453,780	20,784
T. Rowe Price Health Sciences Portfolio	14,340	618,634	875,281	—	875,281	19,479
T. Rowe Price International Stock Portfolio	18,573	286,843	317,225	—	317,225	15,945
T. Rowe Price New America Growth Portfolio	31,096	877,239	1,233,246	—	1,233,246	27,459
Templeton Developing Markets VIP Fund - Class 1	6,711	64,914	78,707	—	78,707	4,705
Templeton Developing Markets VIP Fund - Class 2	2,918	21,113	33,955	—	33,955	1,065
Templeton Foreign VIP Fund - Class 1	3,572	51,094	48,469	—	48,469	3,457
Templeton Global Bond VIP Fund - Class 1	8,384	141,073	121,478	—	121,478	11,019
Templeton Growth VIP Fund - Class 2	4,184	50,777	46,733	—	46,733	2,414
TVST Touchstone Bond Fund	3,961	39,356	42,811	—	42,811	3,435
TVST Touchstone Common Stock Fund	6,125	75,889	67,449	—	67,449	2,263
VanEck VIP Global Hard Assets	13,159	346,625	295,809	—	295,809	34,326
Vanguard Balanced	75,781	1,694,420	1,946,053	—	1,946,053	87,161
Vanguard Capital Growth	2,791	103,632	126,158	—	126,158	3,401
Vanguard Equity Income	123,185	2,628,433	2,841,861	—	2,841,861	115,926
Vanguard Equity Index	4,400	194,970	236,602	—	236,602	7,576

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Vanguard High Yield Bond	66,641	$509,414	$541,128	$—	$541,128	34,525
Vanguard International	10,017	367,440	436,433	—	436,433	13,016
Vanguard Mid-Cap Index	6,539	138,902	168,488	—	168,488	5,779
Vanguard Real Estate Index	52,397	637,546	651,293	—	651,293	36,385
Vanguard Short Term Investment Grade	162,242	1,726,734	1,804,135	—	1,804,135	150,996
Vanguard Small Company Growth	743	13,020	18,186	—	18,186	570
Vanguard Total Bond Market Index	68,145	831,237	872,932	—	872,932	70,395
Vanguard Total Stock Market Index	13,069	567,119	634,620	—	634,620	20,254
Virtus Duff & Phelps Real Estate Securities Series I	299	5,966	5,288	—	5,288	336
Virtus KAR Small-Cap Growth Series I	1,841	60,691	76,392	—	76,392	1,462
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,233	21,843	33,982	—	33,982	750

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
.

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
AB VPS Small/Mid Cap Value Portfolio Class A	$132,085	$581	$(751)	$(170)	$(2,331)	$10,835	$15,272	$23,776	$23,606	$6,713	$(58,365)	$(51,652)	$(28,046)	$104,039
ALPS/Alerian Energy Infrastructure-Class I	496,327	10,222	(3,294)	6,928	4,154	—	84,230	88,384	95,312	101	(71,108)	(71,007)	24,305	520,632
American Century Balanced	272,449	3,818	(3,119)	699	5,799	6,088	31,584	43,471	44,170	24,522	(113,384)	(88,862)	(44,692)	227,757
American Century International	307,959	2,978	(3,799)	(821)	21,016	17,886	36,254	75,156	74,335	6,067	(84,439)	(78,372)	(4,037)	303,922
American Century Mid Cap Value	22,623	543	(158)	385	(16)	2,701	3,351	6,036	6,421	—	—	—	6,421	29,044
American Century Value	65,436	1,556	(896)	660	489	4,185	11,262	15,936	16,596	783	(2,021)	(1,238)	15,358	80,794
American Funds IS Global Growth and Income Fund[1]	3,815	61	(34)	27	74	220	688	982	1,009	—	(2,117)	(2,117)	(1,108)	2,707
American Funds IS Growth Fund	92,721	857	(540)	317	2,646	8,793	13,189	24,628	24,945	7,037	(29,464)	(22,427)	2,518	95,239
American Funds IS Growth-Income Fund	90,993	2,938	(752)	2,186	2,527	8,663	16,124	27,314	29,500	80,046	(19,303)	60,743	90,243	181,236
American Funds IS International Fund	275,686	2,072	(1,133)	939	23,748	2,628	13,046	39,422	40,361	16,600	(200,327)	(183,727)	(143,366)	132,320
American Funds IS New World Fund	39,204	128	(116)	12	387	394	6,581	7,362	7,374	60	(34,970)	(34,910)	(27,536)	11,668
BlackRock Capital Appreciation I	11,297	—	(94)	(94)	(8)	3,185	606	3,783	3,689	4,758	—	4,758	8,447	19,744
BlackRock Global Allocation I	33,235	477	(218)	259	29	1,256	4,196	5,481	5,740	—	(69)	(69)	5,671	38,906
BlackRock High Yield I	377,393	22,180	(2,471)	19,709	(267)	—	35,796	35,529	55,238	5,026	(5,184)	(158)	55,080	432,473
BNY Mellon Appreciation	104,523	1,262	(1,366)	(104)	(2,822)	13,478	19,087	29,743	29,639	1,291	(74,964)	(73,673)	(44,034)	60,489
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
BNY Mellon MidCap Stock	$350,447	$2,255	$(4,003)	$(1,748)	$37,712	$24,957	$(3,970)	$58,699	$56,951	$24,262	$(149,450)	$(125,188)	$(68,237)	$282,210
BNY Mellon Quality Bond[1]	78,687	1,414	(909)	505	(694)	—	5,048	4,354	4,859	444	(17,491)	(17,047)	(12,188)	66,499
BNY Mellon Stock Index	357,042	4,101	(3,617)	484	69,385	18,073	(5,693)	81,765	82,249	35,239	(204,578)	(169,339)	(87,090)	269,952
BNY Mellon Sustainable U.S. Equity	45,784	776	(676)	100	22	1,718	13,122	14,862	14,962	—	(154)	(154)	14,808	60,592
BNY Mellon Technology Growth	103,449	—	(1,464)	(1,464)	6,898	13,303	4,993	25,194	23,730	—	(12,015)	(12,015)	11,715	115,164
Calvert Russell 2000 Small Cap Index[1]	9,387	37	(53)	(16)	(978)	303	1,794	1,119	1,103	—	(10,490)	(10,490)	(9,387)	—
Columbia Income Opportunities	66,661	3,734	(439)	3,295	(178)	—	7,394	7,216	10,511	—	(83)	(83)	10,428	77,089
Columbia VP Mid Cap Growth Fund - Class 1	88,405	—	(647)	(647)	326	—	30,706	31,032	30,385	—	—	—	30,385	118,790
Columbia VP Overseas Core Fund - Class 1	535	13	(6)	7	220	88	123	431	438	6,032	(6,310)	(278)	160	695
Delaware VIP Emerging Markets	193,045	973	(943)	30	7,369	3,015	25,132	35,516	35,546	16,989	(89,732)	(72,743)	(37,197)	155,848
Delaware VIP Small Cap Value	422,344	951	(1,095)	(144)	(7,834)	7,103	82,604	81,873	81,729	7,037	(461,161)	(454,124)	(372,395)	49,949
Delaware VIP Smid Cap Core	261,322	964	(1,254)	(290)	(37,950)	9,412	91,185	62,647	62,357	—	(130,682)	(130,682)	(68,325)	192,997
DFA VA Global Bond	202,330	4,719	(1,139)	3,580	(623)	—	3,817	3,194	6,774	14,201	(36,618)	(22,417)	(15,643)	186,687
DFA VA International Small Portfolio	207,877	6,479	(1,365)	5,114	1,183	2,876	39,394	43,453	48,567	33,607	(33,018)	589	49,156	257,033
DFA VA International Value Portfolio	204,141	8,288	(1,349)	6,939	(299)	—	25,814	25,515	32,454	26,553	(17,063)	9,490	41,944	246,085

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
DFA VA Short Term Fixed Portfolio	$1,099,814	$20,791	$(5,784)	$15,007	$1,805	$—	$1,668	$3,473	$18,480	$94,376	$(292,871)	$(198,495)	$(180,015)	$919,799
DFA VA U.S. Large Value Portfolio	1,083,319	13,017	(4,637)	8,380	70,718	6,606	111,074	188,398	196,778	43,686	(673,675)	(629,989)	(433,211)	650,108
DFA VA U.S. Targeted Value	218,892	3,878	(1,482)	2,396	1,018	6,814	39,909	47,741	50,137	38,144	(26,674)	11,470	61,607	280,499
DWS Alternative Asset Allocation VIP A	96,243	3,966	(629)	3,337	6	—	10,129	10,135	13,472	—	—	—	13,472	109,715
DWS CROCI International VIP - Class A	1,294,691	39,899	(16,548)	23,351	(37,496)	—	262,276	224,780	248,131	7,874	(181,242)	(173,368)	74,763	1,369,454
DWS Global Income Builder VIP A	2,613,967	109,433	(35,400)	74,033	37,596	3,271	362,334	403,201	477,234	10,480	(286,496)	(276,016)	201,218	2,815,185
Eaton Vance VT Floating-Rate Income Fund Advisor Class	68,465	3,244	(429)	2,815	—	—	1,850	1,850	4,665	3,597	(3,695)	(98)	4,567	73,032
Federated Hermes High Income Bond[1]	110,116	7,416	(1,445)	5,971	(2,766)	—	10,900	8,134	14,105	7,205	(29,784)	(22,579)	(8,474)	101,642
Federated Hermes Managed Volatility II1	16,959	374	(228)	146	55	—	2,912	2,967	3,113	334	(1,267)	(933)	2,180	19,139
Fidelity Contrafund	1,320,417	7,015	(13,937)	(6,922)	9,623	168,234	221,853	399,710	392,788	58,100	(129,568)	(71,468)	321,320	1,641,737
Fidelity Energy	125,869	2,817	(817)	2,000	(287)	94	10,049	9,856	11,856	—	—	—	11,856	137,725
Fidelity Equity-Income	181,111	2,761	(1,817)	944	(4,545)	12,648	28,129	36,232	37,176	25,840	(113,714)	(87,874)	(50,698)	130,413
Fidelity Financial Services	669,070	16,184	(4,671)	11,513	(668)	52,984	157,745	210,061	221,574	—	(12,758)	(12,758)	208,816	877,886
Fidelity Government Money Market Portfolio - Initial Class	300,217	4,482	(1,312)	3,170	—	—	—	—	3,170	251,865	(450,827)	(198,962)	(195,792)	104,425
Fidelity Government Money Market Portfolio - Service Class II	240,584	4,843	(3,313)	1,530	—	—	—	—	1,530	228,952	(321,481)	(92,529)	(90,999)	149,585

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Fidelity Growth	$521,490	$1,176	$(6,854)	$(5,678)	$160,819	$36,581	$(49,894)	$147,506	$141,828	$9,679	$(272,946)	$(263,267)	$(121,439)	$400,051
Fidelity Growth & Income	104,567	3,752	(1,418)	2,334	3,302	9,816	11,495	24,613	26,947	734	(34,712)	(33,978)	(7,031)	97,536
Fidelity Growth Opportunities	300,516	554	(4,543)	(3,989)	17,831	29,314	72,264	119,409	115,420	1,015	(19,114)	(18,099)	97,321	397,837
Fidelity Investment Grade Bond	195,275	5,658	(1,238)	4,420	(112)	—	13,328	13,216	17,636	5,026	(5,110)	(84)	17,552	212,827
Fidelity Mid Cap I	828	20	(11)	9	(219)	829	232	842	851	10,053	(10,588)	(535)	316	1,144
Fidelity Real Estate	3,980	84	(30)	54	(222)	157	1,385	1,320	1,374	5,026	(5,561)	(535)	839	4,819
Fidelity Strategic Income	158,537	5,655	(1,016)	4,639	35	1,249	10,307	11,591	16,230	14,257	(13,975)	282	16,512	175,049
Franklin Income VIP Fund - Class 1	11,291	597	(65)	532	25	172	885	1,082	1,614	—	(2,662)	(2,662)	(1,048)	10,243
Franklin Income VIP Fund - Class 2	136,385	7,955	(1,859)	6,096	564	2,404	10,799	13,767	19,863	1,545	(3,075)	(1,530)	18,333	154,718
Franklin Mutual Global Discovery VIP Fund - Class 1	57,161	250	(201)	49	(2,818)	1,337	10,063	8,582	8,631	41,174	(92,580)	(51,406)	(42,775)	14,386
Franklin Mutual Shares VIP Fund - Class 1	111,709	6,872	(1,545)	5,327	173	31,878	6,516	38,567	43,894	200,407	(774)	199,633	243,527	355,236
Franklin Mutual Shares VIP Fund - Class 2	102,802	2,101	(1,422)	679	781	11,235	8,676	20,692	21,371	1,238	(2,725)	(1,487)	19,884	122,686
Franklin Rising Dividends VIP Fund - Class 1	54,906	4,543	(1,314)	3,229	961	46,034	(8,651)	38,344	41,573	247,255	(49,578)	197,677	239,250	294,156
Franklin Small-Mid Cap Growth VIP Fund - Class 2	258,027	—	(3,449)	(3,449)	(19,788)	38,459	56,930	75,601	72,152	23,534	(95,355)	(71,821)	331	258,358
Franklin Strategic Income VIP Fund - Class 1	228,249	12,840	(1,433)	11,407	(885)	—	7,187	6,302	17,709	5,534	(10,757)	(5,223)	12,486	240,735

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Franklin U.S. Government Securities VIP Fund - Class 1	$43,855	$1,391	$(271)	$1,120	$(86)	$—	$1,088	$1,002	$2,122	$35,143	$(34,924)	$219	$2,341	$46,196
Franklin U.S. Government Securities VIP Fund - Class 2	141,486	2,686	(1,309)	1,377	(4,753)	—	7,615	2,862	4,239	2,235	(66,333)	(64,098)	(59,859)	81,627
Invesco American Franchise Fund I	178,674	—	(2,575)	(2,575)	14,123	30,512	16,694	61,329	58,754	—	(35,825)	(35,825)	22,929	201,603
Invesco Global Real Estate	469,659	21,841	(4,095)	17,746	14,606	559	66,422	81,587	99,333	19,650	(83,947)	(64,297)	35,036	504,695
Invesco International Growth I	131,007	2,442	(915)	1,527	62	9,865	24,969	34,896	36,423	—	—	—	36,423	167,430
Invesco International Growth II	96,186	963	(1,057)	(94)	7,100	4,841	9,755	21,696	21,602	1,455	(41,711)	(40,256)	(18,654)	77,532
Invesco Mid Cap Core Equity Fund[1]	5,823	—	—	—	(425)	—	430	5	5	—	(5,828)	(5,828)	(5,823)	—
Invesco Mid Cap Growth Fund II1	8,701	—	(40)	(40)	1,027	—	894	1,921	1,881	—	(10,582)	(10,582)	(8,701)	—
Janus Henderson Enterprise Portfolio	706,323	40	(1,568)	(1,528)	168,787	989	(19,835)	149,941	148,413	6,419	(835,561)	(829,142)	(680,729)	25,594
Janus Henderson Flexible Bond	433,836	11,983	(2,269)	9,714	(1,868)	—	24,931	23,063	32,777	523	(123,982)	(123,459)	(90,682)	343,154
Janus Henderson Mid Cap Value Portfolio	143,124	1,928	(991)	937	(947)	12,460	29,180	40,693	41,630	—	(5,435)	(5,435)	36,195	179,319
JP Morgan Insurance Trust Mid Cap Value I	1,045,289	5,995	(4,856)	1,139	75,982	24,891	103,410	204,283	205,422	714	(851,890)	(851,176)	(645,754)	399,535
JP Morgan Insurance Trust U.S. Equity I	46,463	448	(660)	(212)	1,677	3,678	8,569	13,924	13,712	—	(2,681)	(2,681)	11,031	57,494
Merger VL	27,973	298	(173)	125	15	1,319	89	1,423	1,548	—	—	—	1,548	29,521
MFS Growth Series	107,976	—	(943)	(943)	18,074	16,356	10,130	44,560	43,617	52,284	(56,030)	(3,746)	39,871	147,847

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
MFS International Growth Portfolio	$304,091	$79	$(600)	$(521)	$8,149	$704	$36,560	$45,413	$44,892	$4,757	$(346,676)	$(341,919)	$(297,027)	$7,064
MFS International Intrinsic Value Portfolio	681,075	2,799	(1,895)	904	108,420	4,592	(5,054)	107,958	108,862	46,824	(672,240)	(625,416)	(516,554)	164,521
MFS New Discovery Series	5,441	—	(52)	(52)	10	1,940	598	2,548	2,496	4,058	—	4,058	6,554	11,995
MFS Utilities Series	68,436	3,093	(460)	2,633	842	228	12,651	13,721	16,354	63,088	(66,252)	(3,164)	13,190	81,626
PIMCO All Asset Institutional Class	891,397	23,508	(4,803)	18,705	(22,268)	—	88,856	66,588	85,293	12,229	(263,004)	(250,775)	(165,482)	725,915
PIMCO CommodityRealReturn Strat. Institutional Class	20,874	707	(94)	613	(1,458)	—	2,925	1,467	2,080	—	(9,269)	(9,269)	(7,189)	13,685
PIMCO Dynamic Bond - Institutional Class	184,472	8,670	(1,135)	7,535	2	—	690	692	8,227	—	(333)	(333)	7,894	192,366
PIMCO Emerging Markets Bond Institutional Class	597,174	24,375	(3,159)	21,216	4,213	—	51,459	55,672	76,888	27,049	(256,436)	(229,387)	(152,499)	444,675
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	222,142	5,952	(1,372)	4,580	(166)	—	8,117	7,951	12,531	—	(595)	(595)	11,936	234,078
PIMCO Low Duration Institutional Class	136,542	3,640	(741)	2,899	(979)	—	2,619	1,640	4,539	39,213	(74,636)	(35,423)	(30,884)	105,658
PIMCO Real Return Institutional Class	37,523	669	(222)	447	(132)	—	2,487	2,355	2,802	—	(2,496)	(2,496)	306	37,829
PIMCO StocksPLUS Global Portfolio Institutional Class	3,494	71	(24)	47	(2)	—	902	900	947	—	—	—	947	4,441
PIMCO Total Return Institutional Class	541,690	15,999	(3,002)	12,997	(1,345)	—	26,769	25,424	38,421	129,695	(208,857)	(79,162)	(40,741)	500,949
Pioneer Bond VCT Class I	1,602,842	53,505	(20,452)	33,053	(4,864)	—	96,677	91,813	124,866	7,943	(120,514)	(112,571)	12,295	1,615,137
Pioneer Equity Income VCT Class II	39,275	1,034	(536)	498	(1,576)	17,848	(7,757)	8,515	9,013	338	(3,314)	(2,976)	6,037	45,312

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Pioneer Fund VCT Class I	$22,137,390	$248,481	$(308,045)	$(59,564)	$(1,967,096)	$3,806,168	$4,535,456	$6,374,528	$6,314,964	$251,141	$(3,109,735)	$(2,858,594)	$3,456,370	$25,593,760
Pioneer High Yield VCT Class II	20,368	1,005	(270)	735	(94)	—	1,949	1,855	2,590	—	(449)	(449)	2,141	22,509
Pioneer Mid Cap Value VCT Class I	2,096,270	32,015	(29,317)	2,698	121,990	151,533	263,210	536,733	539,431	11,788	(557,223)	(545,435)	(6,004)	2,090,266
Pioneer Select Mid Cap Growth VCT Class I	14,231,742	—	(206,431)	(206,431)	568,612	2,033,813	1,954,178	4,556,603	4,350,172	37,130	(1,742,205)	(1,705,075)	2,645,097	16,876,839
Pioneer Strategic Income VCT Class I	577,963	7,342	(1,307)	6,035	(2,351)	—	20,071	17,720	23,755	—	(525,904)	(525,904)	(502,149)	75,814
Pioneer Strategic Income VCT Class II	99,496	3,133	(1,263)	1,870	(414)	—	6,425	6,011	7,881	1,129	(5,625)	(4,496)	3,385	102,881
Royce Capital Micro-Cap	1,395	—	(11)	(11)	4	211	119	334	323	720	—	720	1,043	2,438
Royce Capital Small-Cap	48,445	192	(193)	(1)	2,137	3,443	2,695	8,275	8,274	52,714	(79,681)	(26,967)	(18,693)	29,752
SEI VP Conservative Strategy Fund - Class II Shares[1]	9,481	257	(60)	197	3	115	515	633	830	—	—	—	830	10,311
SEI VP Defensive Strategy Fund - Class II Shares[1]	261,898	5,733	(1,625)	4,108	16	941	9,338	10,295	14,403	—	—	—	14,403	276,301
SEI VP Market Growth Strategy Fund - Class II Shares[1]	27,282	934	(181)	753	16	615	3,565	4,196	4,949	—	—	—	4,949	32,231
SEI VP Market Plus Strategy Fund - Class II Shares[1]	104,678	3,275	(705)	2,570	(12)	4,533	15,267	19,788	22,358	—	—	—	22,358	127,036
SEI VP Moderate Strategy Fund - Class II Shares[1]	597,933	20,295	(3,874)	16,421	(108)	17,835	43,828	61,555	77,976	—	—	—	77,976	675,909
T. Rowe Price Blue Chip Growth	813,068	—	(4,558)	(4,558)	127,588	18,480	71,379	217,447	212,889	—	(287,129)	(287,129)	(74,240)	738,828
T. Rowe Price Equity Income Portfolio	426,739	11,115	(2,785)	8,330	(4,307)	31,654	71,685	99,032	107,362	106,551	(103,261)	3,290	110,652	537,391

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
T. Rowe Price Health Sciences Portfolio	$678,664	$—	$(4,596)	$(4,596)	$1,048	$35,980	$157,066	$194,094	$189,498	$35,143	$(41,114)	$(5,971)	$183,527	$862,191
T. Rowe Price International Stock Portfolio	224,140	6,309	(1,535)	4,774	(114)	11,255	44,551	55,692	60,466	162	(769)	(607)	59,859	283,999
T. Rowe Price New America Growth Portfolio	734,304	3,697	(5,274)	(1,577)	879	63,128	188,191	252,198	250,621	1,148	(699)	449	251,070	985,374
Templeton Developing Markets VIP Fund - Class 1	176,029	2,506	(1,201)	1,305	20	—	45,166	45,186	46,491	41,094	(37,769)	3,325	49,816	225,845
Templeton Developing Markets VIP Fund - Class 2	123,169	1,357	(1,708)	(351)	(392)	—	31,407	31,015	30,664	801	(3,479)	(2,678)	27,986	151,155
Templeton Foreign VIP Fund - Class 1	42,899	969	(285)	684	(57)	495	4,021	4,459	5,143	40,980	(40,499)	481	5,624	48,523
Templeton Global Bond VIP Fund - Class 1	154,824	11,057	(942)	10,115	(151)	—	(7,394)	(7,545)	2,570	19,184	(23,215)	(4,031)	(1,461)	153,363
Templeton Growth VIP Fund - Class 2	52,947	1,169	(555)	614	(3,955)	8,034	2,361	6,440	7,054	18,222	(34,287)	(16,065)	(9,011)	43,936
TVST Touchstone Bond Fund	35,751	508	(228)	280	(9)	—	3,233	3,224	3,504	—	—	—	3,504	39,255
TVST Touchstone Common Stock Fund	41,581	283	(294)	(11)	(380)	583	11,536	11,739	11,728	48,135	(46,901)	1,234	12,962	54,543
VanEck VIP Global Hard Assets	231,432	—	(1,453)	(1,453)	(5,291)	—	32,745	27,454	26,001	—	(7,482)	(7,482)	18,519	249,951
Vanguard Balanced	601,296	17,828	(3,833)	13,995	4,065	35,847	71,956	111,868	125,863	8,042	(69,220)	(61,178)	64,685	665,981
Vanguard Capital Growth	587,656	7,187	(1,539)	5,648	42,203	17,566	6,104	65,873	71,521	3,410	(579,399)	(575,989)	(504,468)	83,188
Vanguard Equity Income	3,677,618	101,237	(18,677)	82,560	120,244	245,858	278,911	645,013	727,573	85,824	(1,499,641)	(1,413,817)	(686,244)	2,991,374
Vanguard Equity Index	348,170	7,603	(2,252)	5,351	2,502	9,955	83,037	95,494	100,845	202,092	(263,954)	(61,862)	38,983	387,153

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Vanguard High Yield Bond	$640,224	$40,834	$(4,207)	$36,627	$79	$—	$59,214	$59,293	$95,920	$5,375	$(5,469)	$(94)	$95,826	$736,050
Vanguard International	100,528	1,642	(664)	978	(1,387)	3,579	25,960	28,152	29,130	2,892	(12,527)	(9,635)	19,495	120,023
Vanguard Mid-Cap Index	132,695	2,294	(790)	1,504	(5,605)	11,824	30,390	36,609	38,113	184,701	(186,010)	(1,309)	36,804	169,499
Vanguard Real Estate Index	796,789	24,479	(5,185)	19,294	(4,652)	44,240	155,243	194,831	214,125	33,780	(221,200)	(187,420)	26,705	823,494
Vanguard Short Term Investment Grade	3,125,367	79,004	(17,930)	61,074	(3,404)	—	84,328	80,924	141,998	471,020	(533,967)	(62,947)	79,051	3,204,418
Vanguard Small Company Growth	79,001	457	(554)	(97)	195	9,929	11,556	21,680	21,583	26,670	(27,324)	(654)	20,929	99,930
Vanguard Total Bond Market Index	1,822,174	50,021	(5,872)	44,149	(27,650)	—	62,020	34,370	78,519	148,813	(1,456,532)	(1,307,719)	(1,229,200)	592,974
Vanguard Total Stock Market Index	345,127	6,228	(2,279)	3,949	(316)	11,151	87,103	97,938	101,887	144,449	(141,456)	2,993	104,880	450,007
Virtus Duff & Phelps Real Estate Securities Series I	1,960	90	(18)	72	5	505	(61)	449	521	2,899	—	2,899	3,420	5,380
Virtus KAR Small-Cap Growth Series I	51,996	—	(275)	(275)	438	7,217	7,496	15,151	14,876	38,003	(50,431)	(12,428)	2,448	54,444
Virtus Newfleet Multi-Sector Intermediate Bond Series I1	45,832	—	(68)	(68)	(1,240)	—	3,346	2,106	2,038	—	(47,870)	(47,870)	(45,832)	—
Voya Global High Dividend Low Volatility Portfolio – Class S1	661	18	(12)	6	10	34	78	122	128	—	(38)	(38)	90	751
VY JPMorgan Emerging Markets Equity Portfolio Initial	28,424	45	(388)	(343)	647	1,875	5,645	8,167	7,824	—	(9,055)	(9,055)	(1,231)	27,193
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
AB VPS Small/Mid Cap Value Portfolio Class A	$104,039	$917	$(519)	$398	$(326)	$4,199	$(1,471)	$2,402	$2,800	$—	$(282)	$(282)	$2,518	$106,557
ALPS/Alerian Energy Infrastructure-Class I	520,632	12,720	(2,250)	10,470	(7,298)	—	(136,483)	(143,781)	(133,311)	—	(9,223)	(9,223)	(142,534)	378,098
American Century Balanced	227,757	2,626	(2,799)	(173)	1,141	7,750	15,172	24,063	23,890	1,708	(14,602)	(12,894)	10,996	238,753
American Century International	303,922	1,469	(3,841)	(2,372)	3,719	4,431	67,246	75,396	73,024	1,397	(8,202)	(6,805)	66,219	370,141
American Century Mid Cap Value	29,044	378	(129)	249	(173)	—	106	(67)	182	—	(5,555)	(5,555)	(5,373)	23,671
American Century Value	80,794	3,962	(999)	2,963	498	1,792	(7,125)	(4,835)	(1,872)	452,886	(6,161)	446,725	444,853	525,647
American Funds IS Global Growth and Income Fund[1]	2,707	—	(2)	(2)	232	—	(216)	16	14	—	(2,721)	(2,721)	(2,707)	—
American Funds IS Growth Fund	95,239	429	(484)	(55)	4,667	1,762	28,106	34,535	34,480	2,898	(33,158)	(30,260)	4,220	99,459
American Funds IS Growth-Income Fund	181,236	1,786	(1,471)	315	43,454	7,650	(10,122)	40,982	41,297	166,841	(340,426)	(173,585)	(132,288)	48,948
American Funds IS International Fund	132,320	478	(356)	122	1,975	—	4,569	6,544	6,666	—	(76,094)	(76,094)	(69,428)	62,892
American Funds IS New World Fund	11,668	32	(71)	(39)	7	122	2,723	2,852	2,813	3,000	—	3,000	5,813	17,481
BlackRock Capital Appreciation I	19,744	—	(135)	(135)	(5)	2,402	5,846	8,243	8,108	—	—	—	8,108	27,852
BlackRock Global Allocation I	38,906	2,465	(296)	2,169	5,502	8,487	(5,321)	8,668	10,837	262,558	(97,755)	164,803	175,640	214,546
BlackRock High Yield I	432,473	18,843	(2,097)	16,746	6,587	—	(8,467)	(1,880)	14,866	62,133	(391,704)	(329,571)	(314,705)	117,768
BNY Mellon Appreciation	60,489	329	(534)	(205)	2,754	3,371	3,725	9,850	9,645	1,148	(22,637)	(21,489)	(11,844)	48,645
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
BNY Mellon MidCap Stock	$282,210	$1,851	$(2,729)	$(878)	$(7,828)	$—	$21,728	$13,900	$13,022	$2,673	$(58,785)	$(56,112)	$(43,090)	$239,120
BNY Mellon Quality Bond[1]	66,499	390	(270)	120	1,208	—	2	1,210	1,330	—	(67,829)	(67,829)	(66,499)	—
BNY Mellon Stock Index	269,952	2,871	(2,707)	164	5,697	16,418	(1,471)	20,644	20,808	2,235	(64,977)	(62,742)	(41,934)	228,018
BNY Mellon Sustainable U.S. Equity	60,592	675	(788)	(113)	116	733	12,956	13,805	13,692	—	(193)	(193)	13,499	74,091
BNY Mellon Technology Growth	115,164	353	(1,678)	(1,325)	25,447	14,070	34,103	73,620	72,295	—	(37,588)	(37,588)	34,707	149,871
Calvert Russell 2000 Small Cap Index[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Columbia Income Opportunities	77,089	3,643	(453)	3,190	(413)	—	1,243	830	4,020	—	(709)	(709)	3,311	80,400
Columbia VP Mid Cap Growth Fund - Class 1	118,790	—	(765)	(765)	445	—	41,435	41,880	41,115	—	—	—	41,115	159,905
Columbia VP Overseas Core Fund - Class 1	695	11	(4)	7	—	8	61	69	76	2,484	(2,491)	(7)	69	764
Delaware VIP Emerging Markets	155,848	1,182	(926)	256	(127)	2,739	35,415	38,027	38,283	18,021	(17,264)	757	39,040	194,888
Delaware VIP Small Cap Value	49,949	541	(241)	300	(97)	2,349	(3,697)	(1,445)	(1,145)	2,898	(2,785)	113	(1,032)	48,917
Delaware VIP Smid Cap Core	192,997	760	(884)	(124)	(13,684)	3,246	19,853	9,415	9,291	—	(32,049)	(32,049)	(22,758)	170,239
DFA VA Global Bond	186,687	38	(944)	(906)	(1,222)	—	3,323	2,101	1,195	11,922	(56,513)	(44,591)	(43,396)	143,291
DFA VA International Small Portfolio	257,033	6,416	(1,387)	5,029	(3,574)	3,124	17,512	17,062	22,091	35,364	(36,881)	(1,517)	20,574	277,607
DFA VA International Value Portfolio	246,085	5,623	(1,346)	4,277	(2,328)	—	2,746	418	4,695	36,454	(26,454)	10,000	14,695	260,780

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
DFA VA Short Term Fixed Portfolio	$919,799	$4,892	$(5,741)	$(849)	$142	$—	$787	$929	$80	$212,909	$(311,054)	$(98,145)	$(98,065)	$821,734
DFA VA U.S. Large Value Portfolio	650,108	13,232	(3,488)	9,744	5,776	—	(9,453)	(3,677)	6,067	59,894	(54,507)	5,387	11,454	661,562
DFA VA U.S. Targeted Value	280,499	5,671	(1,765)	3,906	449	—	56,526	56,975	60,881	74,891	(34,297)	40,594	101,475	381,974
DWS Alternative Asset Allocation VIP A	109,715	2,819	(564)	2,255	(848)	—	(1,504)	(2,352)	(97)	—	(65,689)	(65,689)	(65,786)	43,929
DWS CROCI International VIP - Class A	1,369,454	40,135	(14,507)	25,628	(14,426)	—	(8,076)	(22,502)	3,126	5,800	(118,473)	(112,673)	(109,547)	1,259,907
DWS Global Income Builder VIP A	2,815,185	77,826	(30,904)	46,922	21,108	57,314	31,334	109,756	156,678	11,543	(418,047)	(406,504)	(249,826)	2,565,359
Eaton Vance VT Floating-Rate Income Fund Advisor Class	73,032	2,145	(359)	1,786	(2,711)	—	166	(2,545)	(759)	2,957	(71,640)	(68,683)	(69,442)	3,590
Federated Hermes High Income Bond[1]	101,642	5,514	(1,144)	4,370	(2,471)	—	1,558	(913)	3,457	2,872	(18,710)	(15,838)	(12,381)	89,261
Federated Hermes Managed Volatility II1	19,139	446	(218)	228	83	—	(477)	(394)	(166)	1,043	(3,161)	(2,118)	(2,284)	16,855
Fidelity Contrafund	1,641,737	4,011	(14,559)	(10,548)	36,829	8,813	362,467	408,109	397,561	58,932	(376,839)	(317,907)	79,654	1,721,391
Fidelity Energy	137,725	2,507	(532)	1,975	(595)	—	(47,062)	(47,657)	(45,682)	—	—	—	(45,682)	92,043
Fidelity Equity-Income	130,413	2,192	(1,496)	696	(113)	5,415	1,109	6,411	7,107	2,145	(4,539)	(2,394)	4,713	135,126
Fidelity Financial Services	877,886	17,918	(4,345)	13,573	(660)	69,690	(81,175)	(12,145)	1,428	—	—	—	1,428	879,314
Fidelity Government Money Market Portfolio - Initial Class	104,425	556	(1,038)	(482)	—	—	—	—	(482)	1,104,187	(1,077,705)	26,482	26,000	130,425
Fidelity Government Money Market Portfolio - Service Class II	149,585	340	(1,958)	(1,618)	—	—	—	—	(1,618)	78,409	(88,795)	(10,386)	(12,004)	137,581

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Fidelity Growth	$400,051	$328	$(5,638)	$(5,310)	$18,255	$41,793	$110,817	$170,865	$165,555	$717	$(32,775)	$(32,058)	$133,497	$533,548
Fidelity Growth & Income	97,536	1,534	(898)	636	2,573	3,613	(1,416)	4,770	5,406	562	(23,428)	(22,866)	(17,460)	80,076
Fidelity Growth Opportunities	397,837	65	(5,928)	(5,863)	48,241	26,980	186,454	261,675	255,812	982	(52,195)	(51,213)	204,599	602,436
Fidelity Investment Grade Bond	212,827	896	(274)	622	8,896	15	(5,380)	3,531	4,153	2,070	(177,033)	(174,963)	(170,810)	42,017
Fidelity Mid Cap I	1,144	7	(7)	—	1	—	246	247	247	4,141	(4,212)	(71)	176	1,320
Fidelity Real Estate	4,819	95	(26)	69	(7)	187	(593)	(413)	(344)	2,070	(1,981)	89	(255)	4,564
Fidelity Strategic Income	175,049	2,645	(671)	1,974	(3,306)	845	1,256	(1,205)	769	49,154	(140,496)	(91,342)	(90,573)	84,476
Franklin Income VIP Fund - Class 1	10,243	483	(48)	435	(242)	7	(400)	(635)	(200)	—	(2,489)	(2,489)	(2,689)	7,554
Franklin Income VIP Fund - Class 2	154,718	8,034	(1,745)	6,289	233	114	(7,989)	(7,642)	(1,353)	3,023	(9,492)	(6,469)	(7,822)	146,896
Franklin Mutual Global Discovery VIP Fund - Class 1	14,386	367	(80)	287	(21)	260	(787)	(548)	(261)	39,365	(37,454)	1,911	1,650	16,036
Franklin Mutual Shares VIP Fund - Class 1	355,236	9,240	(1,786)	7,454	(523)	11,579	(38,078)	(27,022)	(19,568)	—	(1,480)	(1,480)	(21,048)	334,188
Franklin Mutual Shares VIP Fund - Class 2	122,686	2,902	(1,278)	1,624	(165)	4,034	(13,214)	(9,345)	(7,721)	1,238	(2,238)	(1,000)	(8,721)	113,965
Franklin Rising Dividends VIP Fund - Class 1	294,156	4,276	(1,746)	2,530	(77)	14,774	28,462	43,159	45,689	3,313	(3,367)	(54)	45,635	339,791
Franklin Small-Mid Cap Growth VIP Fund - Class 2	258,358	—	(3,531)	(3,531)	1,645	37,726	90,888	130,259	126,728	1,439	(51,072)	(49,633)	77,095	335,453
Franklin Strategic Income VIP Fund - Class 1	240,735	11,701	(1,390)	10,311	(876)	—	(2,080)	(2,956)	7,355	2,070	(8,630)	(6,560)	795	241,530

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Franklin U.S. Government Securities VIP Fund - Class 1	$46,196	$1,722	$(283)	$1,439	$(106)	$—	$272	$166	$1,605	$36,880	$(36,738)	$142	$1,747	$47,943
Franklin U.S. Government Securities VIP Fund - Class 2	81,627	2,729	(994)	1,735	(294)	—	561	267	2,002	2,187	(7,819)	(5,632)	(3,630)	77,997
Invesco American Franchise Fund I	201,603	133	(2,472)	(2,339)	25,170	13,887	34,454	73,511	71,172	—	(47,966)	(47,966)	23,206	224,809
Invesco Global Real Estate	504,695	13,751	(2,617)	11,134	12,730	7,681	(79,374)	(58,963)	(47,829)	3,415	(211,345)	(207,930)	(255,759)	248,936
Invesco International Growth I	167,430	3,919	(960)	2,959	51	3,775	15,505	19,331	22,290	—	—	—	22,290	189,720
Invesco International Growth II	77,532	1,533	(904)	629	1,051	1,671	6,078	8,800	9,429	2,313	(10,151)	(7,838)	1,591	79,123
Invesco Mid Cap Core Equity Fund[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Invesco Mid Cap Growth Fund II1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Portfolio	25,594	28	(176)	(148)	34	1,758	3,153	4,945	4,797	—	—	—	4,797	30,391
Janus Henderson Flexible Bond	343,154	10,427	(2,141)	8,286	394	—	24,593	24,987	33,273	—	(6,956)	(6,956)	26,317	369,471
Janus Henderson Mid Cap Value Portfolio	179,319	1,021	(601)	420	(36,811)	1,611	5,118	(30,082)	(29,662)	—	(55,020)	(55,020)	(84,682)	94,637
JP Morgan Insurance Trust Mid Cap Value I	399,535	4,713	(3,003)	1,710	(2,958)	19,664	(25,547)	(8,841)	(7,131)	680	(26,798)	(26,118)	(33,249)	366,286
JP Morgan Insurance Trust U.S. Equity I	57,494	442	(671)	(229)	12,178	3,566	(4,334)	11,410	11,181	—	(23,591)	(23,591)	(12,410)	45,084
Merger VL	29,521	—	(179)	(179)	13	81	2,074	2,168	1,989	—	—	—	1,989	31,510
MFS Growth Series	147,847	—	(942)	(942)	3,640	10,196	31,455	45,291	44,349	—	(8,421)	(8,421)	35,928	183,775

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
MFS International Growth Portfolio	$7,064	$101	$(42)	$59	$(2)	$92	$922	$1,012	$1,071	$—	$—	$—	$1,071	$8,135
MFS International Intrinsic Value Portfolio	164,521	962	(658)	304	(9,425)	1,939	10,448	2,962	3,266	45,685	(102,461)	(56,776)	(53,510)	111,011
MFS New Discovery Series	11,995	—	(77)	(77)	15	1,234	4,227	5,476	5,399	—	—	—	5,399	17,394
MFS Utilities Series	81,626	1,964	(469)	1,495	457	2,048	817	3,322	4,817	62,736	(62,167)	569	5,386	87,012
PIMCO All Asset Institutional Class	725,915	22,480	(2,768)	19,712	(24,034)	—	(2,970)	(27,004)	(7,292)	50,511	(431,234)	(380,723)	(388,015)	337,900
PIMCO CommodityRealReturn Strat. Institutional Class	13,685	779	(71)	708	(218)	—	(423)	(641)	67	—	(511)	(511)	(444)	13,241
PIMCO Dynamic Bond - Institutional Class	192,366	5,110	(1,049)	4,061	(96)	—	3,456	3,360	7,421	—	(20,802)	(20,802)	(13,381)	178,985
PIMCO Emerging Markets Bond Institutional Class	444,675	13,579	(1,721)	11,858	(1,561)	—	(10,482)	(12,043)	(185)	42,338	(297,641)	(255,303)	(255,488)	189,187
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	234,078	6,202	(1,420)	4,782	(142)	—	17,826	17,684	22,466	—	(727)	(727)	21,739	255,817
PIMCO Low Duration Institutional Class	105,658	1,587	(722)	865	15	—	1,986	2,001	2,866	25,130	(5,258)	19,872	22,738	128,396
PIMCO Real Return Institutional Class	37,829	631	(240)	391	67	—	3,798	3,865	4,256	2,000	(634)	1,366	5,622	43,451
PIMCO StocksPLUS Global Portfolio Institutional Class	4,441	55	(25)	30	(3)	398	143	538	568	—	—	—	568	5,009
PIMCO Total Return Institutional Class	500,949	13,464	(3,624)	9,840	9,066	5,279	18,890	33,235	43,075	524,806	(285,314)	239,492	282,567	783,516
Pioneer Bond VCT Class I	1,615,137	46,310	(19,081)	27,229	(5,951)	—	83,595	77,644	104,873	17,404	(273,895)	(256,491)	(151,618)	1,463,519
Pioneer Equity Income VCT Class II	45,312	944	(492)	452	(3,227)	1,544	505	(1,178)	(726)	1,551	(3,180)	(1,629)	(2,355)	42,957

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Pioneer Fund VCT Class I	$25,593,760	$195,797	$(319,413)	$(123,616)	$(1,253,101)	$2,151,842	$4,677,817	$5,576,558	$5,452,942	$50,737	$(2,490,801)	$(2,440,064)	$3,012,878	$28,606,638
Pioneer High Yield VCT Class II	22,509	1,085	(263)	822	(110)	—	(496)	(606)	216	544	(517)	27	243	22,752
Pioneer Mid Cap Value VCT Class I	2,090,266	21,265	(21,617)	(352)	(53,722)	56,660	(11,940)	(9,002)	(9,354)	12,555	(295,828)	(283,273)	(292,627)	1,797,639
Pioneer Select Mid Cap Growth VCT Class I	16,876,839	—	(205,958)	(205,958)	426,984	1,182,145	4,245,276	5,854,405	5,648,447	45,281	(2,960,615)	(2,915,334)	2,733,113	19,609,952
Pioneer Strategic Income VCT Class I	75,814	2,538	(433)	2,105	121	225	2,532	2,878	4,983	—	(4,563)	(4,563)	420	76,234
Pioneer Strategic Income VCT Class II	102,881	2,859	(1,094)	1,765	(1,027)	288	3,524	2,785	4,550	2,363	(35,984)	(33,621)	(29,071)	73,810
Royce Capital Micro-Cap	2,438	—	(16)	(16)	2	50	809	861	845	720	(1)	719	1,564	4,002
Royce Capital Small-Cap	29,752	279	(154)	125	(312)	508	(1,587)	(1,391)	(1,266)	55,321	(52,492)	2,829	1,563	31,315
SEI VP Conservative Strategy Fund - Class II Shares[1]	10,311	26	(31)	(5)	394	—	(570)	(176)	(181)	—	(10,130)	(10,130)	(10,311)	—
SEI VP Defensive Strategy Fund - Class II Shares[1]	276,301	1,107	(1,212)	(105)	3,914	—	(4,047)	(133)	(238)	15,000	(291,063)	(276,063)	(276,301)	—
SEI VP Market Growth Strategy Fund - Class II Shares[1]	32,231	86	(134)	(48)	2,259	522	(3,378)	(597)	(645)	—	(31,586)	(31,586)	(32,231)	—
SEI VP Market Plus Strategy Fund - Class II Shares[1]	127,036	177	(372)	(195)	(4,296)	—	(2,262)	(6,558)	(6,753)	—	(120,283)	(120,283)	(127,036)	—
SEI VP Moderate Strategy Fund - Class II Shares[1]	675,909	2,578	(2,080)	498	(33,588)	—	13,238	(20,350)	(19,852)	—	(656,057)	(656,057)	(675,909)	—
T. Rowe Price Blue Chip Growth	738,828	—	(4,810)	(4,810)	89,951	28,904	126,844	245,699	240,889	140,000	(191,901)	(51,901)	188,988	927,816
T. Rowe Price Equity Income Portfolio	537,391	10,623	(2,740)	7,883	(15,994)	9,608	(8,271)	(14,657)	(6,774)	98,813	(175,650)	(76,837)	(83,611)	453,780

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
T. Rowe Price Health Sciences Portfolio	$862,191	$—	$(4,882)	$(4,882)	$61,046	$48,271	$101,413	$210,730	$205,848	$36,880	$(229,638)	$(192,758)	$13,090	$875,281
T. Rowe Price International Stock Portfolio	283,999	1,598	(1,612)	(14)	(58)	12,427	26,031	38,400	38,386	—	(5,160)	(5,160)	33,226	317,225
T. Rowe Price New America Growth Portfolio	985,374	—	(6,049)	(6,049)	(575)	181,862	172,712	353,999	347,950	1,008	(101,086)	(100,078)	247,872	1,233,246
Templeton Developing Markets VIP Fund - Class 1	225,845	4,798	(697)	4,101	41,347	2,826	(39,087)	5,086	9,187	36,878	(193,203)	(156,325)	(147,138)	78,707
Templeton Developing Markets VIP Fund - Class 2	151,155	2,098	(907)	1,191	17,933	1,317	(34,846)	(15,596)	(14,405)	586	(103,381)	(102,795)	(117,200)	33,955
Templeton Foreign VIP Fund - Class 1	48,523	1,524	(251)	1,273	(151)	—	(472)	(623)	650	35,878	(36,582)	(704)	(54)	48,469
Templeton Global Bond VIP Fund - Class 1	153,363	10,386	(759)	9,627	(1,229)	—	(15,958)	(17,187)	(7,560)	17,088	(41,413)	(24,325)	(31,885)	121,478
Templeton Growth VIP Fund - Class 2	43,936	1,221	(504)	717	(592)	—	2,087	1,495	2,212	2,071	(1,486)	585	2,797	46,733
TVST Touchstone Bond Fund	39,255	712	(245)	467	7	—	3,082	3,089	3,556	—	—	—	3,556	42,811
TVST Touchstone Common Stock Fund	54,543	362	(335)	27	(354)	1,849	11,085	12,580	12,607	51,059	(50,760)	299	12,906	67,449
VanEck VIP Global Hard Assets	249,951	2,090	(1,334)	756	(1,127)	—	46,329	45,202	45,958	—	(100)	(100)	45,858	295,809
Vanguard Balanced	665,981	25,046	(8,064)	16,982	(2,918)	30,544	192,920	220,546	237,528	1,239,310	(196,766)	1,042,544	1,280,072	1,946,053
Vanguard Capital Growth	83,188	1,163	(528)	635	1,318	2,475	12,759	16,552	17,187	39,918	(14,135)	25,783	42,970	126,158
Vanguard Equity Income	2,991,374	73,888	(15,374)	58,514	7,495	92,220	(110,815)	(11,100)	47,414	108,817	(305,744)	(196,927)	(149,513)	2,841,861
Vanguard Equity Index	387,153	4,713	(1,695)	3,018	49,098	5,528	(6,793)	47,833	50,851	298,533	(499,935)	(201,402)	(150,551)	236,602

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Vanguard High Yield Bond	$736,050	$29,107	$(3,227)	$25,880	$1,550	$—	$(9,184)	$(7,634)	$18,246	$175,443	$(388,611)	$(213,168)	$(194,922)	$541,128
Vanguard International	120,023	934	(769)	165	6,026	1,706	65,537	73,269	73,434	362,383	(119,407)	242,976	316,410	436,433
Vanguard Mid-Cap Index	169,499	2,577	(994)	1,583	354	9,650	19,830	29,834	31,417	181,141	(213,569)	(32,428)	(1,011)	168,488
Vanguard Real Estate Index	823,494	17,970	(4,142)	13,828	(6,031)	11,301	(64,140)	(58,870)	(45,042)	79,333	(206,492)	(127,159)	(172,201)	651,293
Vanguard Short Term Investment Grade	3,204,418	72,413	(15,218)	57,195	53,100	—	5,790	58,890	116,085	563,408	(2,079,776)	(1,516,368)	(1,400,283)	1,804,135
Vanguard Small Company Growth	99,930	227	(142)	85	(12,451)	3,283	8,901	(267)	(182)	24,703	(106,265)	(81,562)	(81,744)	18,186
Vanguard Total Bond Market Index	592,974	18,824	(4,332)	14,492	24,274	—	7,068	31,342	45,834	559,027	(324,903)	234,124	279,958	872,932
Vanguard Total Stock Market Index	450,007	4,099	(1,725)	2,374	33,309	7,907	19,758	60,974	63,348	510,263	(388,998)	121,265	184,613	634,620
Virtus Duff & Phelps Real Estate Securities Series I	5,380	63	(29)	34	6	96	(228)	(126)	(92)	—	—	—	(92)	5,288
Virtus KAR Small-Cap Growth Series I	54,444	—	(359)	(359)	68	8,451	15,199	23,718	23,359	24,028	(25,439)	(1,411)	21,948	76,392
Virtus Newfleet Multi-Sector Intermediate Bond Series I1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Voya Global High Dividend Low Volatility Portfolio - Class S1	751	13	(10)	3	52	—	(123)	(71)	(68)	—	(683)	(683)	(751)	—
VY JPMorgan Emerging Markets Equity Portfolio Initial	27,193	167	(343)	(176)	552	1,816	6,437	8,805	8,629	—	(1,840)	(1,840)	6,789	33,982
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements
1.ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2019 and December 31, 2020 for the following sub-accounts, except as noted in the footnotes 13, 14, 15 to the table below.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AB Small Cap Growth Class A14	AB VPS Small Cap Growth Portfolio — Class A
AB VPS Small/Mid Cap Value Portfolio Class A	AB VPS Small/Mid Cap Value Portfolio — Class A

Alps
ALPS/Alerian Energy Infrastructure-Class I	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International	VP International Fund
American Century Mid Cap Value	VP Mid Cap Value Fund
American Century Ultra II14	VP Ultra Class II Fund
American Century Value	VP Value Fund

American Funds Insurance Series
American Funds IS Global Growth and Income Fund[13]	American Funds Insurance Series Global Growth and Income Fund
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund	American Funds Insurance Series International Fund
American Funds IS New World Fund	American Funds Insurance Series New World Fund

Blackrock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares
BNY Mellon Quality Bond[3]	BNY Mellon VIF Quality Bond Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Fund, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Fund, Inc. — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

Calvert Variable Products, Inc.
Calvert EAFE International Index[14]	Calvert VP EAFE International Index Portfolio — Class I
Calvert Russell 2000 Small Cap Index[15]	Calvert VP Russell 2000 Small Cap Index Portfolio — Class I

Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia Small Cap Value[14]	Columbia VP Small Cap Value Fund — Class I
Columbia VP Mid Cap Growth Fund - Class 1	Columbia VP Mid Cap Growth Fund — Class 1
Columbia VP Overseas Core Fund - Class 1	Columbia VP Overseas Core Fund - Class 1

Delaware VIP Trust
Delaware VIP Emerging Markets	Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP Intl Value Equity[12]	Delaware VIP International Value Equity Series, Standard Class
Delaware VIP Small Cap Value	Delaware VIP Small Cap Value Series, Standard Class
Delaware VIP Smid Cap Core	Delaware VIP Smid Cap Core Series, Standard Class

Dimensional Fund Advisors
DFA VA Global Bond	V.A. Global Bond Portfolio
DFA VA International Small Portfolio	V.A. International Small Portfolio
DFA VA International Value Portfolio	V.A. International Value Portfolio
DFA VA Short Term Fixed Portfolio	V.A. Short Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	V.A. U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	V.A. U.S. Targeted Value

DWS Variable Series I and II
DWS Alternative Asset Allocation VIP A	DWS Alternative Asset Allocation VIP — Class A Shares
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares

Eaton Vance
Eaton Vance VT Floating-Rate Income Fund Advisor Class	Eaton Vance VT Floating-Rate Income Fund Advisor Share Class

Federated Insurance Series
Federated Hermes High Income Bond[1]	Federated Hermes High Income Bond
Federated Hermes Managed Volatility II2	Federated Hermes Managed Volatility Fund II

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financial Services	VIP Financial Services Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class
Fidelity Technology[14]	VIP Technology Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund - Class 1	Franklin Income VIP Fund - Class 1
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Global Discovery VIP Fund - Class 1	Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1	Franklin Mutual Shares VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Rising Dividends VIP Fund - Class 1	Franklin Rising Dividends VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 1	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1	Franklin U.S. Government Securities VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco Balanced-Risk Allocation I14	Invesco V.I. Balanced-Risk Allocation Fund - Series I
Invesco Comstock[14]	Invesco V.I. Comstock - Series I
Invesco Core Equity[14]	Invesco V.I. Core Equity Fund - Series I
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I
Invesco International Growth I	Invesco V.I. International Growth Fund - Series I
Invesco International Growth II	Invesco V.I. International Growth Fund - Series II
Invesco Mid Cap Core Equity Fund[15]	Invesco V.I. Mid Cap Core Equity Fund - Series I
Invesco Mid Cap Growth Fund II4	Invesco V.I. Mid Cap Growth Fund - Series II
Invesco Oppenheimer Discovery Mid Cap Growth Fund II4	Invesco Oppenheimer Discovery Mid Cap Growth Fund - Series II
Invesco Small Cap Equity I14	Invesco V.I. Small Cap Equity Fund - Series I

Janus Aspen Series
Janus Henderson Enterprise Portfolio	Janus Henderson Enterprise Portfolio — Institutional Shares
Janus Henderson Flexible Bond	Janus Henderson Flexible Bond Portfolio — Institutional Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Janus Aspen Series
Janus Henderson Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio — Institutional Shares
Janus Henderson Overseas Portfolio[14]	Janus Henderson Overseas Portfolio — Institutional Shares

JP Morgan Insurance Trust
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

Merger Fund VL
Merger VL	The Merger Fund VL

MFS Variable Insurance Trust
MFS Growth Series	MFS Growth Series — Initial Class
MFS New Discovery Series	MFS New Discovery Series — Initial Class
MFS Utilities Series	MFS Utilities Series — Initial Class

MFS Variable Insurance Trust II
MFS Government Securities Portfolio[14]	MFS Government Securities Portfolio — Initial Class
MFS International Growth Portfolio	MFS International Growth Portfolio — Initial Class
MFS International Intrinsic Value Portfolio	MFS International Intrinsic Value Portfolio — Initial Class

PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Dynamic Bond - Institutional Class	PIMCO Dynamic Bond Portfolio— Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Institutional Class
PIMCO Global Managed Asset Portfolio - Institutional Class Shares[14]	PIMCO Global Managed Asset Portfolio — Institutional Class Shares
PIMCO International Bond (Unhedged) Institutional Class[14]	PIMCO International Bond Portfolio (Unhedged) — Institutional Class
PIMCO Long-Term U.S. Govt. Institutional Class[14]	PIMCO Long-Term U.S. Government PortfolioTM — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO StocksPLUS Global Portfolio Institutional Class	PIMCO StocksPLUS Global Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Royce Capital Fund
Royce Capital Micro-Cap	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

SEI Funds
SEI VP Balanced Strategy Fund - Class II Shares[6]	SEI VP Balanced Strategy Fund - Class II Shares
SEI VP Conservative Strategy Fund - Class II Shares[7]	SEI VP Conservative Strategy Fund - Class II Shares
SEI VP Defensive Strategy Fund - Class II Shares[8]	SEI VP Defensive Strategy Fund - Class II Shares
SEI VP Market Growth Strategy Fund - Class II Shares[9]	SEI VP Market Growth Strategy Fund - Class II Shares
SEI VP Market Plus Strategy Fund - Class II Shares[10]	SEI VP Market Plus Strategy Fund - Class II Shares
SEI VP Moderate Strategy Fund - Class II Shares[11]	SEI VP Moderate Strategy Fund - Class II Shares

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio
T. Rowe Price New America Growth Portfolio	T. Rowe Price New America Growth Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 1	Templeton Developing Markets VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 1	Templeton Foreign VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Touchstone Investments
TVST Touchstone Bond Fund	TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund	TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund[14]	TVST Touchstone Small Company Fund

VanEck Variable Insurance Products Trust
VanEck VIP Global Hard Assets	VanEck VIP Global Hard Assets Fund — Initial Class

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Stock Market Index

Virtus Variable Insurance Trust
Virtus Duff & Phelps Real Estate Securities Series I	Virtus Duff & Phelps Real Estate Securities Series Class I
Virtus KAR Small-Cap Growth Series I	Virtus KAR Small-Cap Growth Series Class I
Virtus Newfleet Multi-Sector Intermediate Bond Series I15	Virtus Newfleet Multi-Sector Intermediate Bond Series Class I
Virtus SGA International Series I14	Virtus SGA International Series Class I

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S5,13	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

1 Federated Hermes High Income Bond was known as Federated High Income Bond prior to April 28, 2020.
2 Federated Hermes Managed Volatility II was known as Federated Managed Volatility II prior to April 28, 2020.
3 Effective April 30, 2020 BNY Mellon Quality Bond was liquidated and no longer available for sale.
4 Invesco Mid Cap Growth Fund II was reorganized with Invesco Oppenheimer Discovery Mid Cap Growth Fund II on April 30, 2020.
5 Voya Global High Dividend Low Volatility Portfolio – Class S was known as Voya Global Equity Portfolio – Class S prior to April 30, 2020.
6 Effective September 25, 2020 SEI VP Balanced Strategy Fund – Class II Shares was liquidated and no longer available for sale.
7 Effective September 25, 2020 SEI VP Conservative Strategy Fund – Class II Shares was liquidated and no longer available for sale.
8 Effective September 25, 2020 SEI VP Defensive Strategy Fund – Class II Shares was liquidated and no longer available for sale.
9 Effective September 25, 2020 SEI VP Market Growth Strategy Fund – Class II Shares was liquidated and no longer available for sale.
10 Effective September 25, 2020 SEI VP Market Plus Strategy Fund – Class II Shares was liquidated and no longer available for sale.
11 Effective September 25, 2020 SEI VP Moderate Strategy Fund – Class II Shares was liquidated and no longer available for sale.
12 Effective December 11, 2020 Delaware VIP Intl Value Equity was closed and no longer available for sale.
13 There was activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2020.
14 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2020.
15 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2020.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account. The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
SUB-ACCOUNT FUND FACILITATION FEE: At this time Symetra Life does not assess a sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the sub-account fund facilitation fee may be charged to owners invested in any sub-account offered under the contract. Symetra Life will notify contract holder in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge, if assessed, would be included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If the owner elects this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from owner contract value invested in the standard sub-accounts. The ("WTB") charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.
SHORT TERM REDEMPTION FEES: Certain sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last.

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
Redemption fees will be incurred when owner withdraws contract value invested in one of the sub-accounts or owner transfers contract value out of one of these sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the sub-accounts. The redemption fee will not apply to deductions from owner contract value to pay the mortality and expense risk charge or other charges under the contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will be assessed for transfers exceeding 25 every contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2020.

Sub-Account	Purchases	Proceeds From Sales
AB VPS Small/Mid Cap Value Portfolio Class A	$5,116	$803
ALPS/Alerian Energy Infrastructure-Class I	12,720	11,473
American Century Balanced	11,675	16,993
American Century International	6,279	11,025
American Century Mid Cap Value	378	5,683
American Century Value	458,636	7,156
American Funds IS Global Growth and Income Fund[1]	—	2,720
American Funds IS Growth Fund	2,192	30,745
American Funds IS Growth-Income Fund	175,956	341,576
American Funds IS International Fund	478	76,449
American Funds IS New World Fund	3,154	70
BlackRock Capital Appreciation I	2,402	136
BlackRock Global Allocation I	213,653	38,194
BlackRock High Yield I	20,233	331,719
BNY Mellon Appreciation	4,624	22,946
BNY Mellon MidCap Stock	3,242	60,233
BNY Mellon Quality Bond[1]	390	68,100
BNY Mellon Stock Index	19,402	65,562
BNY Mellon Sustainable U.S. Equity	1,407	980
BNY Mellon Technology Growth	14,422	39,266
Columbia Income Opportunities	3,643	1,160
Columbia VP Mid Cap Growth Fund - Class 1	—	765
Columbia VP Overseas Core Fund - Class 1	73	63
Delaware VIP Emerging Markets	5,146	1,394
Delaware VIP Small Cap Value	3,057	294
Delaware VIP Smid Cap Core	4,006	32,931
DFA VA Global Bond	43	45,539
DFA VA International Small Portfolio	26,875	20,241

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
DFA VA International Value Portfolio	$32,696	$18,419
DFA VA Short Term Fixed Portfolio	141,902	240,897
DFA VA U.S. Large Value Portfolio	60,216	45,084
DFA VA U.S. Targeted Value	72,142	27,642
DWS Alternative Asset Allocation VIP A	2,819	66,252
DWS CROCI International VIP - Class A	42,723	129,769
DWS Global Income Builder VIP A	138,897	441,165
Eaton Vance VT Floating-Rate Income Fund Advisor Class	2,151	69,043
Federated Hermes High Income Bond[1]	8,373	19,842
Federated Hermes Managed Volatility II1	1,487	3,379
Fidelity Contrafund	13,296	332,940
Fidelity Energy	2,507	532
Fidelity Equity-Income	8,802	5,085
Fidelity Financial Services	87,608	4,344
Fidelity Government Money Market Portfolio - Initial Class	1,102,108	1,076,108
Fidelity Government Money Market Portfolio - Service Class II	78,512	90,517
Fidelity Growth	42,372	37,947
Fidelity Growth & Income	5,611	24,228
Fidelity Growth Opportunities	27,634	57,732
Fidelity Investment Grade Bond	1,019	175,345
Fidelity Mid Cap I	142	214
Fidelity Real Estate	382	36
Fidelity Strategic Income	37,623	126,146
Franklin Income VIP Fund - Class 1	489	2,537
Franklin Income VIP Fund - Class 2	10,967	11,032
Franklin Mutual Global Discovery VIP Fund - Class 1	2,552	93
Franklin Mutual Shares VIP Fund - Class 1	20,820	3,266
Franklin Mutual Shares VIP Fund - Class 2	8,093	3,434
Franklin Rising Dividends VIP Fund - Class 1	19,070	1,821
Franklin Small-Mid Cap Growth VIP Fund - Class 2	38,739	54,179
Franklin Strategic Income VIP Fund - Class 1	11,789	8,037
Franklin U.S. Government Securities VIP Fund - Class 1	3,247	1,667
Franklin U.S. Government Securities VIP Fund - Class 2	4,900	8,797
Invesco American Franchise Fund I	14,020	50,438
Invesco Global Real Estate	24,676	213,790
Invesco Balanced-Risk Allocation I1	7,694	959
Invesco International Growth II	5,249	10,785
Janus Henderson Enterprise Portfolio	1,786	176
Janus Henderson Flexible Bond	10,427	9,098
Janus Henderson Mid Cap Value Portfolio	2,632	55,622
JP Morgan Insurance Trust Mid Cap Value I	24,930	29,676
JP Morgan Insurance Trust U.S. Equity I	4,007	24,261
Merger VL	81	179
MFS Growth Series	10,196	9,361
MFS International Growth Portfolio	193	42
MFS International Intrinsic Value Portfolio	4,009	58,543
MFS New Discovery Series	1,233	77
MFS Utilities Series	6,865	2,754
PIMCO All Asset Institutional Class	35,995	397,005
PIMCO CommodityRealReturn Strat. Institutional Class	779	582
PIMCO Dynamic Bond - Institutional Class	5,110	21,850
PIMCO Emerging Markets Bond Institutional Class	20,756	264,201

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	6,202	2,146
PIMCO Low Duration Institutional Class	$26,707	$5,970
PIMCO Real Return Institutional Class	2,630	875
PIMCO StocksPLUS Global Portfolio Institutional Class	453	25
PIMCO Total Return Institutional Class	426,559	171,948
Pioneer Bond VCT Class I	57,693	286,955
Pioneer Equity Income VCT Class II	4,034	3,666
Pioneer Fund VCT Class I	2,349,038	2,760,876
Pioneer High Yield VCT Class II	1,627	777
Pioneer Mid Cap Value VCT Class I	88,382	315,346
Pioneer Select Mid Cap Growth VCT Class I	1,210,084	3,149,230
Pioneer Strategic Income VCT Class I	2,762	4,997
Pioneer Strategic Income VCT Class II	5,485	37,052
Royce Capital Micro-Cap	769	15
Royce Capital Small-Cap	4,651	1,189
SEI VP Conservative Strategy Fund - Class II Shares[1]	26	10,160
SEI VP Defensive Strategy Fund - Class II Shares[1]	16,102	292,270
SEI VP Market Growth Strategy Fund - Class II Shares[1]	608	31,720
SEI VP Market Plus Strategy Fund - Class II Shares[1]	177	120,656
SEI VP Moderate Strategy Fund - Class II Shares[1]	2,578	658,136
T. Rowe Price Blue Chip Growth	168,855	196,662
T. Rowe Price Equity Income Portfolio	26,429	85,776
T. Rowe Price Health Sciences Portfolio	48,272	197,640
T. Rowe Price International Stock Portfolio	14,025	6,771
T. Rowe Price New America Growth Portfolio	182,472	106,736
Templeton Developing Markets VIP Fund - Class 1	10,274	159,672
Templeton Developing Markets VIP Fund - Class 2	3,993	104,280
Templeton Foreign VIP Fund - Class 1	5,968	5,400
Templeton Global Bond VIP Fund - Class 1	11,756	26,456
Templeton Growth VIP Fund - Class 2	3,255	1,953
TVST Touchstone Bond Fund	712	246
TVST Touchstone Common Stock Fund	2,509	334
VanEck VIP Global Hard Assets	2,090	1,435
Vanguard Balanced	1,270,250	180,178
Vanguard Capital Growth	40,506	11,613
Vanguard Equity Income	202,632	248,826
Vanguard Equity Index	87,524	280,379
Vanguard High Yield Bond	184,228	371,516
Vanguard International	312,621	67,773
Vanguard Mid-Cap Index	25,242	46,436
Vanguard Real Estate Index	37,318	139,348
Vanguard Short Term Investment Grade	455,414	1,914,588
Vanguard Small Company Growth	5,079	83,271
Vanguard Total Bond Market Index	515,076	266,460
Vanguard Total Stock Market Index	396,695	265,150
Virtus Duff & Phelps Real Estate Securities Series I	159	29
Virtus KAR Small-Cap Growth Series I	8,451	1,771
Voya Global High Dividend Low Volatility Portfolio - Class S1	13	690
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,983	2,182
    1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

5.CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years ended December 31, 2020 and 2019 were as follow:

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
AB VPS Small/Mid Cap Value Portfolio Class A	—	(15)	(15)	329	(2,715)	(2,386)
ALPS/Alerian Energy Infrastructure-Class I	—	(1,420)	(1,420)	10	(7,391)	(7,381)
American Century Balanced	74	(642)	(568)	1,179	(5,343)	(4,164)
American Century International	88	(479)	(391)	429	(5,907)	(5,478)
American Century Mid Cap Value	—	(227)	(227)	—	—	—
American Century Value	19,887	(229)	19,658	31	(74)	(43)
American Funds IS Global Growth and Income Fund[1]	—	(141)	(141)	—	(118)	(118)
American Funds IS Growth Fund	106	(1,251)	(1,145)	340	(1,330)	(990)
American Funds IS Growth-Income Fund	7,255	(13,077)	(5,822)	3,737	(916)	2,821
American Funds IS International Fund	—	(4,962)	(4,962)	1,203	(14,443)	(13,240)
American Funds IS New World Fund	175	—	175	5	(2,685)	(2,680)
BlackRock Capital Appreciation I	—	—	—	172	—	172
BlackRock Global Allocation I	14,541	(5,548)	8,993	—	(5)	(5)
BlackRock High Yield I	3,847	(24,744)	(20,897)	363	(364)	(1)
BNY Mellon Appreciation	45	(864)	(819)	59	(3,229)	(3,170)
BNY Mellon MidCap Stock	103	(2,040)	(1,937)	857	(5,306)	(4,449)
BNY Mellon Quality Bond[1]	—	(3,612)	(3,612)	25	(974)	(949)
BNY Mellon Stock Index	62	(2,049)	(1,987)	1,099	(6,252)	(5,153)
BNY Mellon Sustainable U.S. Equity	—	(9)	(9)	—	(9)	(9)
BNY Mellon Technology Growth	—	(1,830)	(1,830)	—	(946)	(946)
Calvert Russell 2000 Small Cap Index[1]	—	—	—	—	(528)	(528)
Columbia Income Opportunities	—	(47)	(47)	—	(6)	(6)
Columbia VP Overseas Core Fund - Class 1	170	(169)	1	440	(438)	2
Delaware VIP Emerging Markets	1,265	(1,209)	56	1,179	(6,174)	(4,995)
Delaware VIP Small Cap Value	177	(167)	10	391	(22,717)	(22,326)
Delaware VIP Smid Cap Core	—	(1,719)	(1,719)	—	(6,365)	(6,365)
DFA VA Global Bond	1,068	(5,052)	(3,984)	1,298	(3,339)	(2,041)
DFA VA International Small Portfolio	2,484	(2,576)	(92)	1,944	(1,892)	52
DFA VA International Value Portfolio	3,457	(2,131)	1,326	1,818	(1,124)	694
DFA VA Short Term Fixed Portfolio	20,770	(30,342)	(9,572)	9,294	(28,913)	(19,619)
DFA VA U.S. Large Value Portfolio	3,552	(2,585)	967	1,936	(29,493)	(27,557)
DFA VA U.S. Targeted Value	5,779	(1,877)	3,902	1,856	(1,250)	606
DWS Alternative Asset Allocation VIP A	—	(6,296)	(6,296)	—	—	—

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
DWS CROCI International VIP - Class A	335	(6,770)	(6,435)	437	(10,003)	(9,566)
DWS Global Income Builder VIP A	301	(10,735)	(10,434)	282	(7,475)	(7,193)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	302	(6,240)	(5,938)	316	(325)	(9)
Federated Hermes High Income Bond[1]	87	(570)	(483)	237	(927)	(690)
Federated Hermes Managed Volatility II1	38	(112)	(74)	12	(45)	(33)
Fidelity Contrafund	2,134	(12,098)	(9,964)	2,536	(4,356)	(1,820)
Fidelity Equity-Income	82	(151)	(69)	934	(4,026)	(3,092)
Fidelity Financial Services	—	—	—	—	(614)	(614)
Fidelity Government Money Market Portfolio - Initial Class	107,955	(105,377)	2,578	24,760	(44,314)	(19,554)
Fidelity Government Money Market Portfolio - Service Class II	7,837	(8,895)	(1,058)	22,896	(32,092)	(9,196)
Fidelity Growth	28	(1,148)	(1,120)	511	(13,794)	(13,283)
Fidelity Growth & Income	25	(900)	(875)	31	(1,470)	(1,439)
Fidelity Growth Opportunities	25	(1,085)	(1,060)	34	(625)	(591)
Fidelity Investment Grade Bond	166	(14,611)	(14,445)	446	(449)	(3)
Fidelity Mid Cap I	225	(226)	(1)	557	(551)	6
Fidelity Real Estate	135	(129)	6	336	(340)	(4)
Fidelity Strategic Income	3,751	(11,073)	(7,322)	1,151	(1,128)	23
Franklin Income VIP Fund - Class 1	—	(187)	(187)	—	(194)	(194)
Franklin Income VIP Fund - Class 2	165	(511)	(346)	80	(159)	(79)
Franklin Mutual Global Discovery VIP Fund - Class 1	2,533	(2,403)	130	2,423	(5,417)	(2,994)
Franklin Mutual Shares VIP Fund - Class 1	—	(96)	(96)	11,115	(43)	11,072
Franklin Mutual Shares VIP Fund - Class 2	63	(111)	(48)	57	(130)	(73)
Franklin Rising Dividends VIP Fund - Class 1	146	(148)	(2)	11,370	(2,187)	9,183
Franklin Small-Mid Cap Growth VIP Fund - Class 2	74	(2,066)	(1,992)	1,325	(5,202)	(3,877)
Franklin Strategic Income VIP Fund - Class 1	168	(683)	(515)	459	(870)	(411)
Franklin U.S. Government Securities VIP Fund - Class 1	3,344	(3,331)	13	3,335	(3,315)	20
Franklin U.S. Government Securities VIP Fund - Class 2	128	(461)	(333)	137	(4,050)	(3,913)
Invesco American Franchise Fund I	—	(1,940)	(1,940)	—	(1,848)	(1,848)
Invesco Global Real Estate	222	(11,500)	(11,278)	767	(3,775)	(3,008)
Invesco International Growth II	171	(588)	(417)	100	(2,705)	(2,605)
Invesco Mid Cap Core Equity Fund[1]	—	—	—	—	(378)	(378)
Invesco Mid Cap Growth Fund II1	—	—	—	—	(545)	(545)
Janus Henderson Enterprise Portfolio	—	—	—	217	(29,977)	(29,760)
Janus Henderson Flexible Bond	—	(562)	(562)	44	(10,852)	(10,808)
Janus Henderson Mid Cap Value Portfolio	—	(3,967)	(3,967)	—	(292)	(292)
JP Morgan Insurance Trust Mid Cap Value I	18	(1,104)	(1,086)	18	(39,909)	(39,891)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
JP Morgan Insurance Trust U.S. Equity I	—	(890)	(890)	—	(125)	(125)
MFS Growth Series	—	(242)	(242)	1,897	(1,911)	(14)
MFS International Growth Portfolio	—	—	—	271	(20,350)	(20,079)
MFS International Intrinsic Value Portfolio	2,151	(5,330)	(3,179)	2,376	(32,814)	(30,438)
MFS New Discovery Series	—	—	—	164	—	164
MFS Utilities Series	3,523	(3,471)	52	3,408	(3,581)	(173)
PIMCO All Asset Institutional Class	4,126	(35,248)	(31,122)	975	(21,064)	(20,089)
PIMCO CommodityRealReturn Strat. Institutional Class	—	(91)	(91)	—	(1,542)	(1,542)
PIMCO Dynamic Bond - Institutional Class	—	(1,771)	(1,771)	—	(29)	(29)
PIMCO Emerging Markets Bond Institutional Class	3,212	(23,151)	(19,939)	2,123	(19,897)	(17,774)
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	—	(70)	(70)	—	(60)	(60)
PIMCO Low Duration Institutional Class	2,300	(485)	1,815	3,724	(7,039)	(3,315)
PIMCO Real Return Institutional Class	174	(55)	119	—	(256)	(256)
PIMCO Total Return Institutional Class	40,891	(22,340)	18,551	11,233	(18,157)	(6,924)
Pioneer Bond VCT Class I	372	(5,999)	(5,627)	180	(2,741)	(2,561)
Pioneer Equity Income VCT Class II	68	(129)	(61)	14	(132)	(118)
Pioneer Fund VCT Class I	337	(16,982)	(16,645)	1,905	(24,609)	(22,704)
Pioneer High Yield VCT Class II	32	(28)	4	—	(25)	(25)
Pioneer Mid Cap Value VCT Class I	299	(6,825)	(6,526)	270	(12,315)	(12,045)
Pioneer Select Mid Cap Growth VCT Class I	281	(20,341)	(20,060)	306	(14,358)	(14,052)
Pioneer Strategic Income VCT Class I	—	(347)	(347)	—	(42,955)	(42,955)
Pioneer Strategic Income VCT Class II	137	(2,055)	(1,918)	68	(341)	(273)
Royce Capital Micro-Cap	56	—	56	54	—	54
Royce Capital Small-Cap	4,022	(3,790)	232	3,103	(4,625)	(1,522)
SEI VP Conservative Strategy Fund - Class II Shares[1]	—	(901)	(901)	—	—	—
SEI VP Defensive Strategy Fund - Class II Shares[1]	1,396	(27,107)	(25,711)	—	—	—
SEI VP Market Growth Strategy Fund - Class II Shares[1]	—	(2,519)	(2,519)	—	—	—
SEI VP Market Plus Strategy Fund - Class II Shares[1]	—	(9,391)	(9,391)	—	—	—
SEI VP Moderate Strategy Fund - Class II Shares[1]	—	(54,744)	(54,744)	—	—	—
T. Rowe Price Blue Chip Growth	4,598	(5,994)	(1,396)	—	(9,929)	(9,929)
T. Rowe Price Equity Income Portfolio	6,324	(10,296)	(3,972)	5,373	(5,316)	57
T. Rowe Price Health Sciences Portfolio	1,003	(6,246)	(5,243)	1,146	(1,366)	(220)
T. Rowe Price International Stock Portfolio	—	(295)	(295)	11	(50)	(39)
T. Rowe Price New America Growth Portfolio	29	(4,056)	(4,027)	41	(25)	16
Templeton Developing Markets VIP Fund - Class 1	3,485	(14,534)	(11,049)	3,248	(2,985)	263
Templeton Developing Markets VIP Fund - Class 2	26	(4,448)	(4,422)	34	(141)	(107)
Templeton Foreign VIP Fund - Class 1	3,457	(3,409)	48	3,029	(3,000)	29

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Templeton Global Bond VIP Fund - Class 1	1,483	(3,590)	(2,107)	1,625	(1,968)	(343)
Templeton Growth VIP Fund - Class 2	131	(88)	43	1,039	(1,917)	(878)
TVST Touchstone Common Stock Fund	2,263	(2,250)	13	2,250	(2,192)	58
VanEck VIP Global Hard Assets	—	(15)	(15)	—	(1,017)	(1,017)
Vanguard Balanced	64,424	(10,080)	54,344	466	(3,724)	(3,258)
Vanguard Capital Growth	1,233	(451)	782	120	(20,760)	(20,640)
Vanguard Equity Income	5,497	(14,806)	(9,309)	4,052	(69,247)	(65,195)
Vanguard Equity Index	11,953	(18,943)	(6,990)	8,731	(11,262)	(2,531)
Vanguard High Yield Bond	12,012	(26,815)	(14,803)	383	(390)	(7)
Vanguard International	12,003	(4,594)	7,409	149	(667)	(518)
Vanguard Mid-Cap Index	8,876	(9,920)	(1,044)	8,144	(8,270)	(126)
Vanguard Real Estate Index	4,651	(11,778)	(7,127)	1,939	(12,331)	(10,392)
Vanguard Short Term Investment Grade	48,176	(178,417)	(130,241)	41,590	(48,537)	(6,947)
Vanguard Small Company Growth	1,238	(4,502)	(3,264)	1,100	(1,126)	(26)
Vanguard Total Bond Market Index	46,153	(26,894)	19,259	13,305	(131,917)	(118,612)
Vanguard Total Stock Market Index	18,548	(15,505)	3,043	6,135	(6,080)	55
Virtus Duff & Phelps Real Estate Securities Series I	—	—	—	181	—	181
Virtus KAR Small-Cap Growth Series I	681	(721)	(40)	1,166	(1,627)	(461)
Virtus Newfleet Multi-Sector Intermediate Bond Series I1	—	—	—	—	(4,142)	(4,142)
Voya Global High Dividend Low Volatility Portfolio - Class S1	—	(19)	(19)	—	(1)	(1)
VY JPMorgan Emerging Markets Equity Portfolio Initial	—	(43)	(43)	—	(288)	(288)
    1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES
The following table summarizes the Unit values and Units outstanding for sub-accounts by net investment income ratios, and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2020.

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
AB VPS Small/Mid Cap Value Portfolio Class A
	2020	$23.103	to	$23.103	4,612	$106,557	1.06%	0.60%	to	0.60%	2.75%	to	2.75%
	2019	22.484	to	22.484	4,627	104,039	0.46	0.60	to	0.60	19.37	to	19.37
	2018	18.835	to	18.835	7,013	132,085	0.49	0.60	to	0.60	(15.54)	to	(15.54)
	2017	22.300	to	22.300	4,888	108,999	0.42	0.60	to	0.60	12.47	to	12.47
	2016	19.827	to	19.827	6,754	133,902	0.53	0.60	to	0.60	24.34	to	24.34
ALPS/Alerian Energy Infrastructure-Class I
	2020	7.595	to	7.595	49,786	378,098	3.41	0.60	to	0.60	(25.30)	to	(25.30)
	2019	10.167	to	10.167	51,206	520,632	1.86	0.60	to	0.60	20.01	to	20.01
	2018	8.472	to	8.472	58,587	496,327	2.18	0.60	to	0.60	(19.07)	to	(19.07)
	2017	10.468	to	10.468	63,647	666,237	5.07	0.60	to	0.60	(1.08)	to	(1.08)
	2016	10.582	to	10.582	14,372	152,091	1.36	0.60	to	0.60	40.55	to	40.55
American Century Balanced
	2020	25.277	to	25.277	9,445	238,753	1.17	1.25	to	1.25	11.13	to	11.13
	2019	22.746	to	22.746	10,013	227,757	1.53	1.25	to	1.25	18.36	to	18.36
	2018	19.217	to	19.217	14,178	272,449	1.39	1.25	to	1.25	(5.03)	to	(5.03)
	2017	20.235	to	20.235	16,315	330,137	1.52	1.25	to	1.25	12.50	to	12.50
	2016	17.987	to	17.987	18,819	338,519	1.54	1.25	to	1.25	5.67	to	5.67
American Century International
	2020	19.663	to	19.663	18,824	370,141	0.48	1.25	to	1.25	24.32	to	24.32
	2019	15.817	to	15.817	19,215	303,922	0.98	1.25	to	1.25	26.83	to	26.83
	2018	12.471	to	12.471	24,693	307,959	1.34	1.25	to	1.25	(16.29)	to	(16.29)
	2017	14.897	to	14.897	30,098	448,360	0.88	1.25	to	1.25	29.58	to	29.58
	2016	11.496	to	11.496	33,046	379,944	1.06	1.25	to	1.25	(6.67)	to	(6.67)
American Century Mid Cap Value
	2020	24.484	to	24.484	967	23,671	1.77	0.60	to	0.60	0.60	to	0.60
	2019	24.337	to	24.337	1,193	29,044	2.06	0.60	to	0.60	28.38	to	28.38
	2018	18.957	to	18.957	1,193	22,623	1.33	0.60	to	0.60	(13.36)	to	(13.36)
	2017	21.881	to	21.881	1,705	37,300	1.56	0.60	to	0.60	11.03	to	11.03
	2016	19.707	to	19.707	3,344	65,907	1.71	0.60	to	0.60	22.12	to	22.12
American Century Value
	2020	22.691	to	30.524	22,344	525,647	4.21	0.60	to	1.25	0.38	to	(0.27)
	2019	22.606	to	30.608	2,686	80,794	2.12	0.60	to	1.25	26.27	to	25.45
	2018	17.903	to	24.398	2,729	65,436	1.58	0.60	to	1.25	(9.69)	to	(10.28)
	2017	19.825	to	27.195	3,973	106,754	1.63	0.60	to	1.25	8.10	to	7.40
	2016	18.340	to	25.321	4,588	114,961	1.73	0.60	to	1.25	19.76	to	18.99
American Funds IS Global Growth and Income Fund[1]
	2020	20.845	to	20.845	—	—	0.01	0.60	to	0.60	8.38	to	8.38
	2019	19.234	to	19.234	141	2,707	1.75	0.60	to	0.60	30.60	to	30.60
	2018	14.727	to	14.727	259	3,815	1.89	0.60	to	0.60	(9.90)	to	(9.90)
	2017	16.346	to	16.346	259	4,225	0.57	0.60	to	0.60	25.65	to	25.65
	2016	13.009	to	13.009	33,632	437,513	2.12	0.60	to	0.60	6.96	to	6.96

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
American Funds IS Growth Fund
	2020	$39.182	to	$39.182	2,538	$99,459	0.53%	0.60%	to	0.60%	51.55%	to	51.55%
	2019	25.854	to	25.854	3,684	95,239	0.95	0.60	to	0.60	30.33	to	30.33
	2018	19.838	to	19.838	4,674	92,721	0.69	0.60	to	0.60	(0.62)	to	(0.62)
	2017	19.961	to	19.961	5,774	115,249	0.43	0.60	to	0.60	27.86	to	27.86
	2016	15.612	to	15.612	61,141	954,510	1.02	0.60	to	0.60	9.11	to	9.11
American Funds IS Growth-Income Fund
	2020	26.809	to	26.809	1,826	48,948	0.73	0.60	to	0.60	13.13	to	13.13
	2019	23.697	to	23.697	7,648	181,236	2.34	0.60	to	0.60	25.70	to	25.70
	2018	18.852	to	18.852	4,827	90,993	2.41	0.60	to	0.60	(2.14)	to	(2.14)
	2017	19.264	to	19.264	2,392	46,081	1.23	0.60	to	0.60	21.95	to	21.95
	2016	15.796	to	15.796	6,528	103,124	1.93	0.60	to	0.60	11.13	to	11.13
American Funds IS International Fund
	2020	17.617	to	17.617	3,570	62,892	0.81	0.60	to	0.60	13.59	to	13.59
	2019	15.509	to	15.509	8,532	132,320	1.10	0.60	to	0.60	22.47	to	22.47
	2018	12.663	to	12.663	21,772	275,686	1.96	0.60	to	0.60	(13.46)	to	(13.46)
	2017	14.633	to	14.633	25,221	369,070	1.15	0.60	to	0.60	31.66	to	31.66
	2016	11.114	to	11.114	91,467	1,016,539	1.66	0.60	to	0.60	3.17	to	3.17
American Funds IS New World Fund
	2020	17.823	to	17.823	981	17,481	0.27	0.60	to	0.60	23.15	to	23.15
	2019	14.473	to	14.473	806	11,668	0.66	0.60	to	0.60	28.69	to	28.69
	2018	11.246	to	11.246	3,486	39,204	1.35	0.60	to	0.60	(14.34)	to	(14.34)
	2017	13.129	to	13.129	4,267	56,017	1.14	0.60	to	0.60	28.96	to	28.96
	2016	10.181	to	10.181	9,060	92,236	0.99	0.60	to	0.60	4.96	to	4.96
BlackRock Capital Appreciation I
	2020	40.369	to	40.369	690	27,852	—	0.60	to	0.60	41.06	to	41.06
	2019	28.618	to	28.618	690	19,744	—	0.60	to	0.60	31.20	to	31.20
	2018	21.813	to	21.813	518	11,297	—	0.60	to	0.60	1.78	to	1.78
	2017	21.432	to	21.432	518	11,101	—	0.60	to	0.60	32.43	to	32.43
	2016	16.184	to	16.184	518	8,382	—	0.60	to	0.60	(0.50)	to	(0.50)
BlackRock Global Allocation I
	2020	18.654	to	18.654	11,501	214,546	5.04	0.60	to	0.60	20.29	to	20.29
	2019	15.508	to	15.508	2,509	38,906	1.31	0.60	to	0.60	17.28	to	17.28
	2018	13.223	to	13.223	2,513	33,235	0.97	0.60	to	0.60	(7.89)	to	(7.89)
	2017	14.356	to	14.356	2,518	36,153	0.86	0.60	to	0.60	13.18	to	13.18
	2016	12.684	to	12.684	16,226	205,820	1.29	0.60	to	0.60	3.49	to	3.49
BlackRock High Yield I
	2020	16.437	to	16.437	7,165	117,768	5.34	0.60	to	0.60	6.65	to	6.65
	2019	15.412	to	15.412	28,062	432,473	5.38	0.60	to	0.60	14.61	to	14.61
	2018	13.447	to	13.447	28,063	377,393	5.47	0.60	to	0.60	(3.25)	to	(3.25)
	2017	13.898	to	13.898	29,657	412,188	5.15	0.60	to	0.60	6.68	to	6.68
	2016	13.028	to	13.028	27,658	360,340	5.44	0.60	to	0.60	12.23	to	12.23

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
BNY Mellon Appreciation
	2020	$27.236	to	$30.830	1,578	$48,645	0.77%	0.60%	to	1.25%	22.95%	to	22.15%
	2019	22.152	to	25.239	2,397	60,489	1.15	0.60	to	1.25	35.28	to	34.41
	2018	16.375	to	18.778	5,566	104,523	1.26	0.60	to	1.25	(7.41)	to	(8.01)
	2017	17.685	to	20.414	5,688	116,107	1.32	0.60	to	1.25	26.57	to	25.76
	2016	13.973	to	16.233	6,278	101,902	1.54	0.60	to	1.25	7.26	to	6.56
BNY Mellon Midcap Stock
	2020	32.091	to	32.091	7,451	239,120	0.85	1.25	to	1.25	6.76	to	6.76
	2019	30.058	to	30.058	9,389	282,210	0.70	1.25	to	1.25	18.69	to	18.69
	2018	25.325	to	25.325	13,838	350,447	0.58	1.25	to	1.25	(16.55)	to	(16.55)
	2017	30.346	to	30.346	14,631	444,003	1.07	1.25	to	1.25	13.95	to	13.95
	2016	26.631	to	26.631	17,110	455,707	1.10	1.25	to	1.25	14.04	to	14.04
BNY Mellon Quality Bond[1]
	2020	18.778	to	18.778	—	—	0.60	1.25	to	1.25	2.00	to	2.00
	2019	18.409	to	18.409	3,612	66,499	1.95	1.25	to	1.25	6.71	to	6.71
	2018	17.251	to	17.251	4,561	78,687	2.75	1.25	to	1.25	(3.76)	to	(3.76)
	2017	17.925	to	17.925	4,725	84,700	2.12	1.25	to	1.25	3.20	to	3.20
	2016	17.369	to	17.369	9,306	161,649	1.77	1.25	to	1.25	0.26	to	0.26
BNY Mellon Stock Index
	2020	43.181	to	43.181	5,280	228,018	1.33	1.25	to	1.25	16.25	to	16.25
	2019	37.145	to	37.145	7,268	269,952	1.42	1.25	to	1.25	29.22	to	29.22
	2018	28.746	to	28.746	12,421	357,042	1.39	1.25	to	1.25	(6.04)	to	(6.04)
	2017	30.595	to	30.595	13,325	407,680	1.41	1.25	to	1.25	19.71	to	19.71
	2016	25.557	to	25.557	16,414	419,523	1.75	1.25	to	1.25	10.06	to	10.06
BNY Mellon Sustainable U.S. Equity
	2020	21.025	to	21.025	3,524	74,091	1.07	1.25	to	1.25	22.60	to	22.60
	2019	17.149	to	17.149	3,533	60,592	1.43	1.25	to	1.25	32.69	to	32.69
	2018	12.924	to	12.924	3,542	45,784	1.97	1.25	to	1.25	(5.60)	to	(5.60)
	2017	13.690	to	13.690	4,443	60,824	1.04	1.25	to	1.25	13.90	to	13.90
	2016	12.019	to	12.019	6,348	76,302	1.33	1.25	to	1.25	9.01	to	9.01
BNY Mellon Technology Growth
	2020	23.712	to	23.712	6,320	149,871	0.26	1.25	to	1.25	67.81	to	67.81
	2019	14.130	to	14.130	8,150	115,164	—	1.25	to	1.25	24.25	to	24.25
	2018	11.372	to	11.372	9,097	103,449	—	1.25	to	1.25	(2.22)	to	(2.22)
	2017	11.630	to	11.630	9,262	107,714	—	1.25	to	1.25	40.87	to	40.87
	2016	8.256	to	8.256	9,628	79,493	—	1.25	to	1.25	3.43	to	3.43
Calvert Russell 2000 Small Cap Index[1]
	2020	26.241	to	26.241	—	—	—	0.60	to	0.60	18.93	to	18.93
	2019	22.065	to	22.065	—	—	0.64	0.60	to	0.60	24.33	to	24.33
	2018	17.747	to	17.747	528	9,387	0.99	0.60	to	0.60	(11.77)	to	(11.77)
	2017	20.114	to	20.114	3,531	71,012	1.26	0.60	to	0.60	13.69	to	13.69
	2016	17.692	to	17.692	192	3,398	1.08	0.60	to	0.60	20.20	to	20.20

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Columbia Income Opportunities
	2020	$15.814	to	$15.814	5,084	$80,400	4.83%	0.60%	to	0.60%	5.26%	to	5.26%
	2019	15.024	to	15.024	5,131	77,089	5.10	0.60	to	0.60	15.77	to	15.77
	2018	12.977	to	12.977	5,137	66,661	4.98	0.60	to	0.60	(4.33)	to	(4.33)
	2017	13.565	to	13.565	5,124	69,504	6.17	0.60	to	0.60	5.93	to	5.93
	2016	12.806	to	12.806	5,128	65,670	10.74	0.60	to	0.60	10.26	to	10.26
Columbia Small Cap Value[1]
	2020	22.785	to	22.785	—	—	—	0.60	to	0.60	8.14	to	8.14
	2019	21.069	to	21.069	—	—	—	0.60	to	0.60	20.61	to	20.61
	2018	17.468	to	17.468	—	—	—	0.60	to	0.60	(18.50)	to	(18.50)
	2017	21.434	to	21.434	—	—	—	0.60	to	0.60	13.63	to	13.63
	2016	18.863	to	18.863	—	—	—	0.60	to	0.60	32.25	to	32.25
Columbia VP Mid Cap Growth Fund - Class 1
	2020	32.379	to	32.379	4,938	159,905	—	0.60	to	0.60	34.61	to	34.61
	2019	24.054	to	24.054	4,938	118,790	—	0.60	to	0.60	34.37	to	34.37
	2018	17.901	to	17.901	4,938	88,405	—	0.60	to	0.60	(5.34)	to	(5.34)
	2017	18.911	to	18.911	4,938	93,393	—	0.60	to	0.60	22.25	to	22.25
	2016	15.469	to	15.469	4,938	76,394	—	0.60	to	0.60	1.68	to	1.68
Columbia VP Overseas Core Fund - Class 1
	2020	17.895	to	17.895	43	764	1.69	0.60	to	0.60	8.47	to	8.47
	2019	16.498	to	16.498	42	695	1.29	0.60	to	0.60	24.72	to	24.72
	2018	13.228	to	13.228	40	535	3.61	0.60	to	0.60	(17.13)	to	(17.13)
	2017	15.963	to	15.963	6,842	109,226	2.11	0.60	to	0.60	26.76	to	26.76
	2016	12.593	to	12.593	8,508	107,143	1.59	0.60	to	0.60	(6.56)	to	(6.56)
Delaware VIP Emerging Markets
	2020	19.781	to	19.781	9,852	194,888	0.77	0.60	to	0.60	24.34	to	24.34
	2019	15.909	to	15.909	9,796	155,848	0.62	0.60	to	0.60	21.89	to	21.89
	2018	13.052	to	13.052	14,791	193,045	2.95	0.60	to	0.60	(16.31)	to	(16.31)
	2017	15.596	to	15.596	17,411	271,530	0.76	0.60	to	0.60	39.72	to	39.72
	2016	11.162	to	11.162	29,444	328,670	1.09	0.60	to	0.60	13.25	to	13.25
Delaware VIP Intl Value Equity[1]
	2020	16.294	to	16.294	—	—	—	0.60	to	0.60	4.49	to	4.49
	2019	15.594	to	15.594	—	—	—	0.60	to	0.60	18.59	to	18.59
	2018	13.149	to	13.149	—	—	—	0.60	to	0.60	(18.14)	to	(18.14)
	2017	16.063	to	16.063	—	—	—	0.60	to	0.60	21.79	to	21.79
	2016	13.189	to	13.189	—	—	6.90	0.60	to	0.60	3.56	to	3.56
Delaware VIP Small Cap Value
	2020	21.314	to	21.314	2,295	48,917	1.35	0.60	to	0.60	(2.49)	to	(2.49)
	2019	21.858	to	21.858	2,285	49,949	0.52	0.60	to	0.60	27.37	to	27.37
	2018	17.161	to	17.161	24,611	422,344	0.84	0.60	to	0.60	(17.22)	to	(17.22)
	2017	20.730	to	20.730	22,814	472,934	0.29	0.60	to	0.60	11.38	to	11.38
	2016	18.612	to	18.612	7,215	134,289	0.79	0.60	to	0.60	30.62	to	30.62

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Delaware VIP Smid Cap Core
	2020	$24.933	to	$24.933	6,828	$170,239	0.52%	0.60%	to	0.60%	10.42%	to	10.42%
	2019	22.580	to	22.580	8,547	192,997	0.46	0.60	to	0.60	28.85	to	28.85
	2018	17.524	to	17.524	14,912	261,322	0.17	0.60	to	0.60	(12.65)	to	(12.65)
	2017	20.061	to	20.061	14,619	293,273	0.32	0.60	to	0.60	17.94	to	17.94
	2016	17.009	to	17.009	16,247	276,348	0.23	0.60	to	0.60	7.65	to	7.65
DFA VA Global Bond
	2020	11.292	to	11.292	12,690	143,291	0.02	0.60	to	0.60	0.86	to	0.86
	2019	11.196	to	11.196	16,674	186,687	2.49	0.60	to	0.60	3.56	to	3.56
	2018	10.811	to	10.811	18,715	202,330	4.96	0.60	to	0.60	1.13	to	1.13
	2017	10.690	to	10.690	18,155	194,073	1.77	0.60	to	0.60	1.51	to	1.51
	2016	10.531	to	10.531	18,220	191,881	1.17	0.60	to	0.60	1.11	to	1.11
DFA VA International Small Portfolio
	2020	21.151	to	21.151	13,125	277,607	2.78	0.60	to	0.60	8.76	to	8.76
	2019	19.448	to	19.448	13,217	257,033	2.85	0.60	to	0.60	23.16	to	23.16
	2018	15.791	to	15.791	13,164	207,877	1.48	0.60	to	0.60	(20.26)	to	(20.26)
	2017	19.802	to	19.802	15,811	313,093	1.04	0.60	to	0.60	29.17	to	29.17
	2016	15.330	to	15.330	69,009	1,057,883	2.34	0.60	to	0.60	5.60	to	5.60
DFA VA International Value Portfolio
	2020	15.443	to	15.443	16,886	260,780	2.51	0.60	to	0.60	(2.35)	to	(2.35)
	2019	15.815	to	15.815	15,560	246,085	3.69	0.60	to	0.60	15.16	to	15.16
	2018	13.733	to	13.733	14,866	204,141	2.38	0.60	to	0.60	(17.58)	to	(17.58)
	2017	16.663	to	16.663	16,379	272,913	1.16	0.60	to	0.60	25.06	to	25.06
	2016	13.324	to	13.324	70,431	938,413	3.09	0.60	to	0.60	8.46	to	8.46
DFA VA Short Term Fixed Portfolio
	2020	10.242	to	10.242	80,235	821,734	0.51	0.60	to	0.60	—	to	—
	2019	10.242	to	10.242	89,807	919,799	2.16	0.60	to	0.60	1.90	to	1.90
	2018	10.051	to	10.051	109,426	1,099,814	1.55	0.60	to	0.60	1.17	to	1.17
	2017	9.935	to	9.935	113,141	1,124,047	0.58	0.60	to	0.60	0.23	to	0.23
	2016	9.912	to	9.912	272,567	2,701,653	0.77	0.60	to	0.60	0.18	to	0.18
DFA VA U.S. Large Value Portfolio
	2020	25.059	to	25.059	26,400	661,562	2.28	0.60	to	0.60	(1.97)	to	(1.97)
	2019	25.562	to	25.562	25,433	650,108	1.69	0.60	to	0.60	25.03	to	25.03
	2018	20.444	to	20.444	52,990	1,083,319	1.83	0.60	to	0.60	(12.64)	to	(12.64)
	2017	23.403	to	23.403	67,848	1,587,874	1.42	0.60	to	0.60	18.37	to	18.37
	2016	19.771	to	19.771	121,974	2,411,584	1.95	0.60	to	0.60	18.16	to	18.16
DFA VA U.S. Targeted Value
	2020	23.590	to	23.590	16,192	381,974	1.93	0.60	to	0.60	3.36	to	3.36
	2019	22.823	to	22.823	12,290	280,499	1.57	0.60	to	0.60	21.83	to	21.83
	2018	18.734	to	18.734	11,684	218,892	0.77	0.60	to	0.60	(16.37)	to	(16.37)
	2017	22.402	to	22.402	15,832	354,680	0.36	0.60	to	0.60	9.11	to	9.11
	2016	20.532	to	20.532	88,538	1,817,822	1.10	0.60	to	0.60	26.73	to	26.73

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
DWS Alternative Asset Allocation VIP A
	2020	$11.334	to	$11.334	3,876	$43,929	3.00%	0.60%	to	0.60%	5.08%	to	5.08%
	2019	10.786	to	10.786	10,172	109,715	3.78	0.60	to	0.60	13.99	to	13.99
	2018	9.462	to	9.462	10,172	96,243	2.41	0.60	to	0.60	(9.68)	to	(9.68)
	2017	10.476	to	10.476	12,468	130,620	2.46	0.60	to	0.60	6.77	to	6.77
	2016	9.812	to	9.812	18,650	182,989	2.24	0.60	to	0.60	4.67	to	4.67
DWS CROCI International VIP - Class A
	2020	19.868	to	19.868	63,415	1,259,907	3.46	1.25	to	1.25	1.34	to	1.34
	2019	19.606	to	19.606	69,850	1,369,454	3.01	1.25	to	1.25	20.26	to	20.26
	2018	16.303	to	16.303	79,416	1,294,691	1.10	1.25	to	1.25	(15.46)	to	(15.46)
	2017	19.285	to	19.285	95,103	1,834,044	7.05	1.25	to	1.25	20.46	to	20.46
	2016	16.010	to	16.010	111,101	1,778,775	11.05	1.25	to	1.25	(0.52)	to	(0.52)
DWS Global Income Builder VIP A
	2020	42.647	to	42.647	60,153	2,565,359	3.15	1.25	to	1.25	6.93	to	6.93
	2019	39.882	to	39.882	70,587	2,815,185	3.86	1.25	to	1.25	18.67	to	18.67
	2018	33.607	to	33.607	77,780	2,613,967	3.90	1.25	to	1.25	(8.82)	to	(8.82)
	2017	36.857	to	36.857	91,806	3,383,640	3.00	1.25	to	1.25	15.10	to	15.10
	2016	32.023	to	32.023	99,439	3,184,310	4.20	1.25	to	1.25	5.49	to	5.49
Eaton Vance VT Floating-Rate Income Fund Advisor Class
	2020	11.898	to	11.898	302	3,590	3.58	0.60	to	0.60	1.66	to	1.66
	2019	11.704	to	11.704	6,240	73,032	4.54	0.60	to	0.60	6.83	to	6.83
	2018	10.956	to	10.956	6,249	68,465	4.00	0.60	to	0.60	(0.53)	to	(0.53)
	2017	11.014	to	11.014	8,405	92,573	3.51	0.60	to	0.60	3.08	to	3.08
	2016	10.685	to	10.685	17,255	184,366	3.73	0.60	to	0.60	8.55	to	8.55
Federated Hermes High Income Bond[1]
	2020	34.623	to	34.623	2,578	89,261	6.03	1.25	to	1.25	4.28	to	4.28
	2019	33.203	to	33.203	3,061	101,642	6.41	1.25	to	1.25	13.12	to	13.12
	2018	29.351	to	29.351	3,752	110,116	8.26	1.25	to	1.25	(4.50)	to	(4.50)
	2017	30.733	to	30.733	4,218	129,617	7.07	1.25	to	1.25	5.62	to	5.62
	2016	29.099	to	29.099	5,945	173,002	6.17	1.25	to	1.25	13.40	to	13.40
Federated Hermes Managed Volatility II1
	2020	30.015	to	30.015	562	16,855	2.56	1.25	to	1.25	(0.32)	to	(0.32)
	2019	30.112	to	30.112	636	19,139	2.05	1.25	to	1.25	18.73	to	18.73
	2018	25.361	to	25.361	669	16,959	2.87	1.25	to	1.25	(9.63)	to	(9.63)
	2017	28.065	to	28.065	701	19,681	3.90	1.25	to	1.25	16.65	to	16.65
	2016	24.060	to	24.060	753	18,113	4.47	1.25	to	1.25	6.36	to	6.36
Fidelity Contrafund
	2020	32.094	to	58.912	41,584	1,721,391	0.25	0.60	to	1.25	29.78	to	28.94
	2019	24.729	to	45.688	51,548	1,641,737	0.46	0.60	to	1.25	30.79	to	29.95
	2018	18.907	to	35.159	53,368	1,320,417	0.69	0.60	to	1.25	(6.94)	to	(7.55)
	2017	20.317	to	38.029	56,857	1,555,689	0.98	0.60	to	1.25	21.15	to	20.37
	2016	16.770	to	31.594	59,603	1,410,300	0.76	0.60	to	1.25	7.36	to	6.67

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Energy
	2020	$6.769	to	$6.769	13,598	$92,043	2.84%	0.60%	to	0.60%	(33.17)%	to	(33.17)%
	2019	10.128	to	10.128	13,598	137,725	2.07	0.60	to	0.60	9.42	to	9.42
	2018	9.256	to	9.256	13,598	125,869	0.95	0.60	to	0.60	(25.03)	to	(25.03)
	2017	12.347	to	12.347	13,598	167,896	1.34	0.60	to	0.60	(3.05)	to	(3.05)
	2016	12.736	to	12.736	17,994	229,168	0.66	0.60	to	0.60	33.04	to	33.04
Fidelity Equity-Income
	2020	33.237	to	33.237	4,065	135,126	1.83	1.25	to	1.25	5.37	to	5.37
	2019	31.544	to	31.544	4,134	130,413	1.90	1.25	to	1.25	25.86	to	25.86
	2018	25.063	to	25.063	7,226	181,111	2.24	1.25	to	1.25	(9.43)	to	(9.43)
	2017	27.674	to	27.674	7,794	215,701	1.56	1.25	to	1.25	11.49	to	11.49
	2016	24.821	to	24.821	10,056	249,623	2.28	1.25	to	1.25	16.56	to	16.56
Fidelity Financial Services
	2020	25.290	to	25.290	34,769	879,314	2.48	0.60	to	0.60	0.16	to	0.16
	2019	25.249	to	25.249	34,769	877,886	2.08	0.60	to	0.60	33.53	to	33.53
	2018	18.909	to	18.909	35,383	669,070	1.22	0.60	to	0.60	(16.24)	to	(16.24)
	2017	22.575	to	22.575	35,608	803,862	0.72	0.60	to	0.60	20.53	to	20.53
	2016	18.730	to	18.730	843	15,798	0.60	0.60	to	0.60	18.01	to	18.01
Fidelity Government Money Market Portfolio - Initial Class
	2020	10.200	to	10.200	12,787	130,425	0.33	0.60	to	0.60	(0.28)	to	(0.28)
	2019	10.229	to	10.229	10,209	104,425	2.04	0.60	to	0.60	1.41	to	1.41
	2018	10.087	to	10.087	29,764	300,217	1.70	0.60	to	0.60	1.04	to	1.04
	2017	9.983	to	9.983	7,769	77,554	0.58	0.60	to	0.60	0.08	to	0.08
	2016	9.975	to	9.975	68,348	681,795	0.17	0.60	to	0.60	(0.25)	to	(0.25)
Fidelity Government Money Market Portfolio - Service Class II
	2020	9.926	to	9.926	13,861	137,581	0.22	1.25	to	1.25	(1.00)	to	(1.00)
	2019	10.026	to	10.026	14,919	149,585	1.82	1.25	to	1.25	0.49	to	0.49
	2018	9.977	to	9.977	24,115	240,584	1.33	1.25	to	1.25	0.13	to	0.13
	2017	9.964	to	9.964	47,232	470,591	0.42	1.25	to	1.25	(0.82)	to	(0.82)
	2016	10.046	to	10.046	64,348	646,484	0.01	1.25	to	1.25	(1.22)	to	(1.22)
Fidelity Growth
	2020	31.206	to	31.206	17,098	533,548	0.07	1.25	to	1.25	42.11	to	42.11
	2019	21.959	to	21.959	18,218	400,051	0.21	1.25	to	1.25	32.64	to	32.64
	2018	16.555	to	16.555	31,501	521,490	0.24	1.25	to	1.25	(1.42)	to	(1.42)
	2017	16.793	to	16.793	34,581	580,704	0.22	1.25	to	1.25	33.47	to	33.47
	2016	12.582	to	12.582	38,952	490,157	0.04	1.25	to	1.25	(0.45)	to	(0.45)
Fidelity Growth & Income
	2020	27.217	to	27.217	2,942	80,076	2.14	1.25	to	1.25	6.51	to	6.51
	2019	25.554	to	25.554	3,817	97,536	3.30	1.25	to	1.25	28.44	to	28.44
	2018	19.896	to	19.896	5,256	104,567	0.41	1.25	to	1.25	(10.12)	to	(10.12)
	2017	22.136	to	22.136	8,513	188,450	1.21	1.25	to	1.25	15.45	to	15.45
	2016	19.174	to	19.174	12,092	231,882	1.52	1.25	to	1.25	14.64	to	14.64

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Growth Opportunities
	2020	$56.838	to	$56.838	10,599	$602,436	0.01%	1.25%	to	1.25%	66.56%	to	66.56%
	2019	34.124	to	34.124	11,659	397,837	0.15	1.25	to	1.25	39.09	to	39.09
	2018	24.533	to	24.533	12,249	300,516	0.12	1.25	to	1.25	11.05	to	11.05
	2017	22.091	to	22.091	14,277	315,401	0.31	1.25	to	1.25	32.85	to	32.85
	2016	16.629	to	16.629	16,818	279,699	0.33	1.25	to	1.25	(0.91)	to	(0.91)
Fidelity Investment Grade Bond
	2020	13.113	to	13.113	3,204	42,017	1.97	0.60	to	0.60	8.74	to	8.74
	2019	12.059	to	12.059	17,649	212,827	2.74	0.60	to	0.60	9.01	to	9.01
	2018	11.062	to	11.062	17,653	195,275	5.20	0.60	to	0.60	(1.13)	to	(1.13)
	2017	11.188	to	11.188	3,552	39,742	11.07	0.60	to	0.60	3.59	to	3.59
	2016	10.800	to	10.800	373	4,033	0.87	0.60	to	0.60	4.12	to	4.12
Fidelity Mid Cap I
	2020	24.868	to	24.868	53	1,320	0.63	0.60	to	0.60	17.48	to	17.48
	2019	21.167	to	21.167	54	1,144	1.16	0.60	to	0.60	22.71	to	22.71
	2018	17.250	to	17.250	48	828	0.21	0.60	to	0.60	(15.05)	to	(15.05)
	2017	20.307	to	20.307	5,623	114,181	0.71	0.60	to	0.60	20.09	to	20.09
	2016	16.910	to	16.910	5,685	96,138	0.46	0.60	to	0.60	11.57	to	11.57
Fidelity Real Estate
	2020	16.463	to	16.463	277	4,564	2.18	0.60	to	0.60	(7.10)	to	(7.10)
	2019	17.722	to	17.722	271	4,819	1.68	0.60	to	0.60	22.48	to	22.48
	2018	14.469	to	14.469	275	3,980	1.98	0.60	to	0.60	(6.79)	to	(6.79)
	2017	15.523	to	15.523	528	8,191	1.89	0.60	to	0.60	3.45	to	3.45
	2016	15.006	to	15.006	2,713	40,709	1.46	0.60	to	0.60	5.12	to	5.12
Fidelity Strategic Income
	2020	14.012	to	14.012	6,029	84,476	2.37	0.60	to	0.60	6.87	to	6.87
	2019	13.111	to	13.111	13,351	175,049	3.34	0.60	to	0.60	10.22	to	10.22
	2018	11.895	to	11.895	13,329	158,537	3.60	0.60	to	0.60	(3.15)	to	(3.15)
	2017	12.282	to	12.282	15,299	187,904	3.24	0.60	to	0.60	7.14	to	7.14
	2016	11.463	to	11.463	6,531	74,870	3.39	0.60	to	0.60	7.62	to	7.62
Fidelity Technology[1]
	2020	59.001	to	59.001	—	—	—	0.60	to	0.60	63.96	to	63.96
	2019	35.984	to	35.984	—	—	—	0.60	to	0.60	50.42	to	50.42
	2018	23.922	to	23.922	—	—	—	0.60	to	0.60	(8.18)	to	(8.18)
	2017	26.053	to	26.053	245	6,390	0.01	0.60	to	0.60	49.88	to	49.88
	2016	17.382	to	17.382	245	4,263	0.06	0.60	to	0.60	10.71	to	10.71
Franklin Income VIP Fund - Class 1
	2020	14.602	to	14.602	517	7,554	5.98	0.60	to	0.60	0.36	to	0.36
	2019	14.549	to	14.549	704	10,243	5.47	0.60	to	0.60	15.73	to	15.73
	2018	12.572	to	12.572	898	11,291	6.27	0.60	to	0.60	(4.67)	to	(4.67)
	2017	13.188	to	13.188	10,284	135,617	4.02	0.60	to	0.60	9.29	to	9.29
	2016	12.067	to	12.067	6,560	79,160	3.48	0.60	to	0.60	13.65	to	13.65

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin Income VIP Fund - Class 2
	2020	$20.108	to	$20.108	7,306	$146,896	5.76%	1.25%	to	1.25%	(0.55)%	to	(0.55)%
	2019	20.220	to	20.220	7,652	154,718	5.35	1.25	to	1.25	14.61	to	14.61
	2018	17.642	to	17.642	7,731	136,385	4.98	1.25	to	1.25	(5.50)	to	(5.50)
	2017	18.668	to	18.668	9,079	169,491	4.12	1.25	to	1.25	8.31	to	8.31
	2016	17.235	to	17.235	10,430	179,781	5.58	1.25	to	1.25	12.61	to	12.61
Franklin Mutual Global Discovery VIP Fund - Class 1
	2020	17.956	to	17.956	893	16,036	2.76	0.60	to	0.60	(4.79)	to	(4.79)
	2019	18.860	to	18.860	763	14,386	0.75	0.60	to	0.60	23.96	to	23.96
	2018	15.214	to	15.214	3,757	57,161	2.69	0.60	to	0.60	(11.54)	to	(11.54)
	2017	17.199	to	17.199	6,495	111,702	2.52	0.60	to	0.60	8.23	to	8.23
	2016	15.891	to	15.891	5,651	89,801	1.99	0.60	to	0.60	11.77	to	11.77
Franklin Mutual Shares VIP Fund - Class 1
	2020	18.686	to	18.686	17,884	334,188	3.11	0.60	to	0.60	(5.42)	to	(5.42)
	2019	19.757	to	19.757	17,981	355,236	2.67	0.60	to	0.60	22.19	to	22.19
	2018	16.169	to	16.169	6,909	111,709	2.66	0.60	to	0.60	(9.41)	to	(9.41)
	2017	17.848	to	17.848	6,926	123,608	2.62	0.60	to	0.60	7.99	to	7.99
	2016	16.528	to	16.528	6,107	100,936	2.61	0.60	to	0.60	15.66	to	15.66
Franklin Mutual Shares VIP Fund - Class 2
	2020	22.405	to	22.405	5,087	113,965	2.84	1.25	to	1.25	(6.22)	to	(6.22)
	2019	23.892	to	23.892	5,135	122,686	1.85	1.25	to	1.25	21.05	to	21.05
	2018	19.737	to	19.737	5,209	102,802	2.36	1.25	to	1.25	(10.20)	to	(10.20)
	2017	21.980	to	21.980	5,436	119,477	2.26	1.25	to	1.25	7.01	to	7.01
	2016	20.541	to	20.541	5,674	116,552	1.87	1.25	to	1.25	14.62	to	14.62
Franklin Rising Dividends VIP Fund - Class 1
	2020	28.111	to	28.111	12,088	339,791	1.47	0.60	to	0.60	15.54	to	15.54
	2019	24.331	to	24.331	12,090	294,156	2.07	0.60	to	0.60	28.81	to	28.81
	2018	18.889	to	18.889	2,907	54,906	1.72	0.60	to	0.60	(5.42)	to	(5.42)
	2017	19.971	to	19.971	9,692	193,549	1.74	0.60	to	0.60	20.13	to	20.13
	2016	16.624	to	16.624	10,673	177,438	1.09	0.60	to	0.60	15.63	to	15.63
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2020	30.249	to	30.249	11,089	335,453	—	1.25	to	1.25	53.17	to	53.17
	2019	19.749	to	19.749	13,082	258,358	—	1.25	to	1.25	29.80	to	29.80
	2018	15.215	to	15.215	16,959	258,027	—	1.25	to	1.25	(6.55)	to	(6.55)
	2017	16.282	to	16.282	22,008	358,337	—	1.25	to	1.25	19.90	to	19.90
	2016	13.580	to	13.580	23,039	312,897	—	1.25	to	1.25	2.88	to	2.88
Franklin Strategic Income VIP Fund - Class 1
	2020	13.104	to	13.104	18,432	241,530	5.05	0.60	to	0.60	3.14	to	3.14
	2019	12.705	to	12.705	18,947	240,735	5.37	0.60	to	0.60	7.75	to	7.75
	2018	11.791	to	11.791	19,358	228,249	2.89	0.60	to	0.60	(2.50)	to	(2.50)
	2017	12.093	to	12.093	21,267	257,187	4.54	0.60	to	0.60	4.11	to	4.11
	2016	11.616	to	11.616	58,138	675,323	3.59	0.60	to	0.60	7.61	to	7.61

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin U.S. Government Securities VIP Fund - Class 1
	2020	$11.106	to	$11.106	4,317	$47,943	3.65%	0.60%	to	0.60%	3.46%	to	3.46%
	2019	10.735	to	10.735	4,304	46,196	3.08	0.60	to	0.60	4.84	to	4.84
	2018	10.239	to	10.239	4,283	43,855	2.92	0.60	to	0.60	(0.01)	to	(0.01)
	2017	10.240	to	10.240	4,236	43,376	2.04	0.60	to	0.60	1.06	to	1.06
	2016	10.133	to	10.133	666	6,745	2.69	0.60	to	0.60	0.29	to	0.29
Franklin U.S. Government Securities VIP Fund - Class 2
	2020	17.140	to	17.140	4,551	77,997	3.43	1.25	to	1.25	2.54	to	2.54
	2019	16.715	to	16.715	4,883	81,627	2.57	1.25	to	1.25	3.92	to	3.92
	2018	16.084	to	16.084	8,797	141,486	2.59	1.25	to	1.25	(0.92)	to	(0.92)
	2017	16.233	to	16.233	11,098	180,158	2.76	1.25	to	1.25	0.09	to	0.09
	2016	16.219	to	16.219	14,551	236,038	2.67	1.25	to	1.25	(0.58)	to	(0.58)
Invesco American Franchise Fund I
	2020	30.217	to	30.217	7,440	224,809	0.07	1.25	to	1.25	40.58	to	40.58
	2019	21.494	to	21.494	9,380	201,603	—	1.25	to	1.25	35.06	to	35.06
	2018	15.914	to	15.914	11,227	178,674	—	1.25	to	1.25	(4.83)	to	(4.83)
	2017	16.722	to	16.722	13,418	224,367	0.08	1.25	to	1.25	25.77	to	25.77
	2016	13.296	to	13.296	14,209	188,945	—	1.25	to	1.25	1.00	to	1.00
Invesco Balanced-Risk Allocation I1
	2020	14.087	to	14.087	—	—	—	0.60	to	0.60	9.57	to	9.57
	2019	12.857	to	12.857	—	—	—	0.60	to	0.60	14.52	to	14.52
	2018	11.227	to	11.227	—	—	1.68	0.60	to	0.60	(7.02)	to	(7.02)
	2017	12.075	to	12.075	2,183	26,366	3.38	0.60	to	0.60	9.49	to	9.49
	2016	11.028	to	11.028	11,722	129,264	0.50	0.60	to	0.60	10.98	to	10.98
Invesco Comstock[1]
	2020	22.429	to	22.429	—	—	—	0.60	to	0.60	(1.45)	to	(1.45)
	2019	22.758	to	22.758	—	—	—	0.60	to	0.60	24.55	to	24.55
	2018	18.272	to	18.272	—	—	—	0.60	to	0.60	(12.69)	to	(12.69)
	2017	20.928	to	20.928	—	—	2.48	0.60	to	0.60	17.15	to	17.15
	2016	17.864	to	17.864	7,257	129,642	1.01	0.60	to	0.60	16.59	to	16.59
Invesco Global Real Estate
	2020	14.845	to	36.039	12,833	248,936	4.51	0.60	to	1.25	(12.84)	to	(13.41)
	2019	17.032	to	41.619	24,111	504,695	4.28	0.60	to	1.25	22.26	to	21.47
	2018	13.931	to	34.262	27,119	469,659	3.60	0.60	to	1.25	(6.72)	to	(7.32)
	2017	14.934	to	36.970	33,796	607,079	3.68	0.60	to	1.25	12.38	to	11.65
	2016	13.289	to	33.113	16,713	328,005	1.60	0.60	to	1.25	1.43	to	0.78
Invesco International Growth I
	2020	19.239	to	38.995	9,862	189,720	2.45	0.60	to	1.25	13.32	to	12.58
	2019	16.978	to	34.638	9,862	167,430	1.60	0.60	to	1.25	27.80	to	26.98
	2018	13.285	to	27.279	9,862	131,007	2.00	0.60	to	1.25	(15.48)	to	(16.04)
	2017	15.719	to	32.490	11,302	201,784	0.77	0.60	to	1.25	22.27	to	21.48
	2016	12.856	to	26.745	43,494	580,732	1.40	0.60	to	1.25	(1.05)	to	(1.69)

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Invesco International Growth II
	2020	$19.097	to	$19.097	4,143	$79,123	2.12%	1.25%	to	1.25%	12.33%	to	12.33%
	2019	17.001	to	17.001	4,560	77,532	1.14	1.25	to	1.25	26.65	to	26.65
	2018	13.424	to	13.424	7,165	96,186	1.58	1.25	to	1.25	(16.27)	to	(16.27)
	2017	16.032	to	16.032	10,041	160,968	1.21	1.25	to	1.25	21.21	to	21.21
	2016	13.227	to	13.227	10,394	137,495	1.04	1.25	to	1.25	(1.93)	to	(1.93)
Invesco Mid Cap Core Equity Fund[1]
	2020	20.822	to	20.822	—	—	—	0.60	to	0.60	8.59	to	8.59
	2019	19.174	to	19.174	—	—	—	0.60	to	0.60	24.52	to	24.52
	2018	15.398	to	15.398	378	5,823	—	0.60	to	0.60	(11.88)	to	(11.88)
	2017	17.474	to	17.474	—	—	—	0.60	to	0.60	14.23	to	14.23
	2016	15.297	to	15.297	—	—	—	0.60	to	0.60	12.75	to	12.75
Invesco Mid Cap Growth Fund II1
	2020	19.930	to	19.930	—	—	—	1.25	to	1.25	(5.77)	to	(5.77)
	2019	21.151	to	21.151	—	—	—	1.25	to	1.25	32.33	to	32.33
	2018	15.983	to	15.983	545	8,701	—	1.25	to	1.25	(7.05)	to	(7.05)
	2017	17.195	to	17.195	1,287	22,122	—	1.25	to	1.25	20.63	to	20.63
	2016	14.254	to	14.254	1,331	18,981	—	1.25	to	1.25	(0.68)	to	(0.68)
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1
	2020	29.233	to	29.233	—	—	—	1.25	to	1.25	46.68	to	46.68
Invesco Small Cap Equity I1
	2020	24.850	to	24.850	—	—	—	0.60	to	0.60	26.48	to	26.48
	2019	19.647	to	19.647	—	—	—	0.60	to	0.60	25.85	to	25.85
	2018	15.612	to	15.612	—	—	—	0.60	to	0.60	(15.59)	to	(15.59)
	2017	18.496	to	18.496	—	—	—	0.60	to	0.60	13.38	to	13.38
	2016	16.314	to	16.314	3,013	49,160	—	0.60	to	0.60	11.40	to	11.40
Janus Henderson Enterprise Portfolio
	2020	36.938	to	36.938	823	30,391	0.11	0.60	to	0.60	18.76	to	18.76
	2019	31.103	to	31.103	823	25,594	0.02	0.60	to	0.60	34.67	to	34.67
	2018	23.095	to	23.095	30,583	706,323	0.24	0.60	to	0.60	(1.02)	to	(1.02)
	2017	23.332	to	23.332	37,142	866,583	0.32	0.60	to	0.60	26.66	to	26.66
	2016	18.421	to	18.421	17,463	321,676	0.15	0.60	to	0.60	11.69	to	11.69
Janus Henderson Flexible Bond
	2020	13.145	to	13.145	28,107	369,471	2.92	0.60	to	0.60	9.83	to	9.83
	2019	11.969	to	11.969	28,670	343,154	3.17	0.60	to	0.60	8.92	to	8.92
	2018	10.989	to	10.989	39,478	433,836	3.08	0.60	to	0.60	(1.60)	to	(1.60)
	2017	11.168	to	11.168	43,033	480,584	2.93	0.60	to	0.60	3.00	to	3.00
	2016	10.843	to	10.843	43,671	473,504	2.95	0.60	to	0.60	1.86	to	1.86
Janus Henderson Mid Cap Value Portfolio
	2020	20.663	to	20.663	4,580	94,637	1.02	0.60	to	0.60	(1.52)	to	(1.52)
	2019	20.981	to	20.981	8,547	179,319	1.17	0.60	to	0.60	29.58	to	29.58
	2018	16.192	to	16.192	8,839	143,124	1.07	0.60	to	0.60	(14.16)	to	(14.16)
	2017	18.862	to	18.862	9,342	176,206	0.75	0.60	to	0.60	13.26	to	13.26
	2016	16.654	to	16.654	11,611	193,360	1.05	0.60	to	0.60	18.31	to	18.31

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Janus Henderson Overseas Portfolio[1]
	2020	$15.450	to	$15.450	—	$—	—%	0.60%	to	0.60%	15.61%	to	15.61%
	2019	13.364	to	13.364	—	—	—	0.60	to	0.60	26.25	to	26.25
	2018	10.585	to	10.585	—	—	—	0.60	to	0.60	(15.46)	to	(15.46)
	2017	12.520	to	12.520	—	—	2.70	0.60	to	0.60	30.34	to	30.34
	2016	9.606	to	9.606	2,242	21,539	4.87	0.60	to	0.60	(7.01)	to	(7.01)
JP Morgan Insurance Trust Mid Cap Value I
	2020	22.667	to	43.911	12,383	366,286	1.44	0.60	to	1.25	(0.23)	to	(0.88)
	2019	22.719	to	44.300	13,469	399,535	0.98	0.60	to	1.25	26.00	to	25.19
	2018	18.031	to	35.387	53,361	1,045,289	0.96	0.60	to	1.25	(12.36)	to	(12.94)
	2017	20.575	to	40.646	52,947	1,189,088	0.62	0.60	to	1.25	13.09	to	12.36
	2016	18.194	to	36.176	38,030	801,238	0.87	0.60	to	1.25	14.00	to	13.27
JP Morgan Insurance Trust U.S. Equity I
	2020	29.253	to	29.253	1,541	45,084	0.82	1.25	to	1.25	23.70	to	23.70
	2019	23.648	to	23.648	2,431	57,494	0.85	1.25	to	1.25	30.12	to	30.12
	2018	18.174	to	18.174	2,557	46,463	0.82	1.25	to	1.25	(7.34)	to	(7.34)
	2017	19.613	to	19.613	2,705	53,051	0.88	1.25	to	1.25	20.81	to	20.81
	2016	16.234	to	16.234	2,845	46,185	0.98	1.25	to	1.25	9.56	to	9.56
Merger VL
	2020	12.735	to	12.735	2,475	31,510	—	0.60	to	0.60	6.74	to	6.74
	2019	11.931	to	11.931	2,475	29,521	1.04	0.60	to	0.60	5.53	to	5.53
	2018	11.306	to	11.306	2,475	27,973	0.70	0.60	to	0.60	6.45	to	6.45
	2017	10.621	to	10.621	2,475	26,289	—	0.60	to	0.60	1.95	to	1.95
	2016	10.418	to	10.418	2,475	25,785	0.73	0.60	to	0.60	1.84	to	1.84
MFS Growth Series
	2020	41.416	to	41.416	4,437	183,775	—	0.60	to	0.60	31.07	to	31.07
	2019	31.599	to	31.599	4,679	147,847	—	0.60	to	0.60	37.32	to	37.32
	2018	23.011	to	23.011	4,692	107,976	0.11	0.60	to	0.60	2.05	to	2.05
	2017	22.548	to	22.548	18,416	415,242	0.10	0.60	to	0.60	30.62	to	30.62
	2016	17.262	to	17.262	21,855	377,269	0.04	0.60	to	0.60	1.83	to	1.83
MFS International Growth Portfolio
	2020	21.661	to	21.661	376	8,135	1.45	0.60	to	0.60	15.14	to	15.14
	2019	18.812	to	18.812	376	7,064	0.08	0.60	to	0.60	26.54	to	26.54
	2018	14.867	to	14.867	20,455	304,091	1.02	0.60	to	0.60	(9.56)	to	(9.56)
	2017	16.439	to	16.439	20,455	336,265	1.96	0.60	to	0.60	31.85	to	31.85
	2016	12.468	to	12.468	2,973	37,068	1.07	0.60	to	0.60	1.87	to	1.87
MFS International Intrinsic Value Portfolio[1]
	2020	27.084	to	27.084	4,099	111,011	0.88	0.60	to	0.60	19.80	to	19.80
	2019	22.607	to	22.607	7,277	164,521	0.88	0.60	to	0.60	25.18	to	25.18
	2018	18.059	to	18.059	37,715	681,075	1.07	0.60	to	0.60	(10.03)	to	(10.03)
	2017	20.073	to	20.073	45,299	909,276	1.57	0.60	to	0.60	26.39	to	26.39
	2016	15.882	to	15.882	37,619	597,461	1.35	0.60	to	0.60	3.43	to	3.43

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
MFS New Discovery Series
	2020	$38.257	to	$38.257	454	$17,394	—%	0.60%	to	0.60%	45.02%	to	45.02%
	2019	26.381	to	26.381	454	11,995	—	0.60	to	0.60	40.85	to	40.85
	2018	18.730	to	18.730	290	5,441	—	0.60	to	0.60	(2.07)	to	(2.07)
	2017	19.125	to	19.125	290	5,552	—	0.60	to	0.60	25.90	to	25.90
	2016	15.191	to	15.191	290	4,408	—	0.60	to	0.60	8.40	to	8.40
MFS Utilities Series
	2020	21.050	to	21.050	4,133	87,012	2.51	0.60	to	0.60	5.27	to	5.27
	2019	19.997	to	19.997	4,082	81,626	4.03	0.60	to	0.60	24.32	to	24.32
	2018	16.085	to	16.085	4,255	68,436	1.08	0.60	to	0.60	0.45	to	0.45
	2017	16.013	to	16.013	5,256	84,155	0.91	0.60	to	0.60	14.15	to	14.15
	2016	14.028	to	14.028	50,356	706,406	3.88	0.60	to	0.60	10.81	to	10.81
PIMCO All Asset Institutional Class
	2020	14.222	to	14.222	23,758	337,900	4.89	0.60	to	0.60	7.52	to	7.52
	2019	13.227	to	13.227	54,880	725,915	2.94	0.60	to	0.60	11.24	to	11.24
	2018	11.890	to	11.890	74,969	891,397	3.20	0.60	to	0.60	(5.78)	to	(5.78)
	2017	12.619	to	12.619	86,926	1,096,885	4.79	0.60	to	0.60	13.09	to	13.09
	2016	11.158	to	11.158	87,197	972,956	2.76	0.60	to	0.60	12.40	to	12.40
PIMCO CommodityRealReturn Strat. Institutional Class
	2020	6.204	to	6.204	2,134	13,241	6.59	0.60	to	0.60	0.89	to	0.89
	2019	6.149	to	6.149	2,225	13,685	4.49	0.60	to	0.60	10.95	to	10.95
	2018	5.542	to	5.542	3,767	20,874	2.07	0.60	to	0.60	(14.55)	to	(14.55)
	2017	6.486	to	6.486	15,701	101,839	10.60	0.60	to	0.60	1.79	to	1.79
	2016	6.372	to	6.372	26,085	166,224	1.35	0.60	to	0.60	14.52	to	14.52
PIMCO Dynamic Bond - Institutional Class
	2020	12.271	to	12.271	14,587	178,985	2.92	0.60	to	0.60	4.35	to	4.35
	2019	11.760	to	11.760	16,358	192,366	4.58	0.60	to	0.60	4.46	to	4.46
	2018	11.258	to	11.258	16,387	184,472	2.96	0.60	to	0.60	0.58	to	0.58
	2017	11.193	to	11.193	19,173	214,607	1.84	0.60	to	0.60	4.53	to	4.53
	2016	10.708	to	10.708	22,839	244,557	1.86	0.60	to	0.60	4.26	to	4.26
PIMCO Emerging Markets Bond Institutional Class
	2020	14.202	to	14.202	13,320	189,187	4.75	0.60	to	0.60	6.22	to	6.22
	2019	13.370	to	13.370	33,260	444,675	4.57	0.60	to	0.60	14.26	to	14.26
	2018	11.701	to	11.701	51,034	597,174	4.36	0.60	to	0.60	(5.16)	to	(5.16)
	2017	12.338	to	12.338	32,146	396,620	5.23	0.60	to	0.60	9.38	to	9.38
	2016	11.280	to	11.280	41,165	464,349	5.39	0.60	to	0.60	12.80	to	12.80
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class
	2020	11.224	to	11.224	22,792	255,817	2.62	0.60	to	0.60	9.62	to	9.62
	2019	10.239	to	10.239	22,862	234,078	2.60	0.60	to	0.60	5.65	to	5.65
	2018	9.691	to	9.691	22,921	222,142	7.27	0.60	to	0.60	(4.63)	to	(4.63)
	2017	10.161	to	10.161	19,815	201,347	1.90	0.60	to	0.60	8.13	to	8.13
	2016	9.397	to	9.397	40,980	385,080	1.63	0.60	to	0.60	3.57	to	3.57

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
PIMCO Low Duration Institutional Class
	2020	$11.054	to	$11.054	11,616	$128,396	1.32%	0.60%	to	0.60%	2.53%	to	2.53%
	2019	10.781	to	10.781	9,800	105,658	2.94	0.60	to	0.60	3.55	to	3.55
	2018	10.411	to	10.411	13,116	136,542	2.04	0.60	to	0.60	(0.11)	to	(0.11)
	2017	10.422	to	10.422	15,286	159,313	1.49	0.60	to	0.60	0.89	to	0.89
	2016	10.330	to	10.330	11,454	118,316	1.62	0.60	to	0.60	0.95	to	0.95
PIMCO Real Return Institutional Class
	2020	11.613	to	11.613	3,742	43,451	1.58	0.60	to	0.60	11.21	to	11.21
	2019	10.442	to	10.442	3,623	37,829	1.81	0.60	to	0.60	7.95	to	7.95
	2018	9.673	to	9.673	3,879	37,523	2.79	0.60	to	0.60	(2.65)	to	(2.65)
	2017	9.936	to	9.936	7,241	71,943	2.38	0.60	to	0.60	3.19	to	3.19
	2016	9.629	to	9.629	14,123	135,987	2.19	0.60	to	0.60	4.72	to	4.72
PIMCO StocksPLUS Global Portfolio Institutional Class
	2020	19.474	to	19.474	257	5,009	1.30	0.60	to	0.60	12.79	to	12.79
	2019	17.266	to	17.266	257	4,441	1.76	0.60	to	0.60	27.11	to	27.11
	2018	13.584	to	13.584	257	3,494	1.63	0.60	to	0.60	(11.15)	to	(11.15)
	2017	15.288	to	15.288	257	3,932	3.44	0.60	to	0.60	22.74	to	22.74
	2016	12.456	to	12.456	257	3,204	5.38	0.60	to	0.60	7.35	to	7.35
PIMCO Total Return Institutional Class
	2020	13.029	to	13.029	60,139	783,516	2.22	0.60	to	0.60	8.16	to	8.16
	2019	12.046	to	12.046	41,588	500,949	3.16	0.60	to	0.60	7.87	to	7.87
	2018	11.167	to	11.167	48,512	541,690	2.66	0.60	to	0.60	(0.98)	to	(0.98)
	2017	11.277	to	11.277	62,395	703,635	2.16	0.60	to	0.60	4.45	to	4.45
	2016	10.797	to	10.797	97,471	1,052,405	2.25	0.60	to	0.60	2.22	to	2.22
Pioneer Bond VCT Class I
	2020	48.049	to	48.049	30,459	1,463,519	3.03	1.25	to	1.25	7.35	to	7.35
	2019	44.758	to	44.758	36,087	1,615,137	3.26	1.25	to	1.25	7.92	to	7.92
	2018	41.474	to	41.474	38,648	1,602,842	3.29	1.25	to	1.25	(2.08)	to	(2.08)
	2017	42.356	to	42.356	53,618	2,271,010	2.85	1.25	to	1.25	2.72	to	2.72
	2016	41.236	to	41.236	54,025	2,227,722	2.77	1.25	to	1.25	2.81	to	2.81
Pioneer Equity Income VCT Class II
	2020	27.197	to	27.197	1,579	42,957	2.40	1.25	to	1.25	(1.50)	to	(1.50)
	2019	27.612	to	27.612	1,641	45,312	2.41	1.25	to	1.25	23.68	to	23.68
	2018	22.326	to	22.326	1,759	39,275	1.98	1.25	to	1.25	(9.91)	to	(9.91)
	2017	24.783	to	24.783	2,694	66,763	1.47	1.25	to	1.25	13.75	to	13.75
	2016	21.787	to	21.787	4,308	93,864	1.82	1.25	to	1.25	18.05	to	18.05
Pioneer Fund VCT Class I
	2020	168.587	to	168.587	169,684	28,606,638	0.77	1.25	to	1.25	22.74	to	22.74
	2019	137.357	to	137.357	186,330	25,593,760	1.01	1.25	to	1.25	29.70	to	29.70
	2018	105.903	to	105.903	209,034	22,137,390	1.12	1.25	to	1.25	(2.74)	to	(2.74)
	2017	108.887	to	108.887	232,982	25,368,705	1.17	1.25	to	1.25	20.21	to	20.21
	2016	90.580	to	90.580	269,016	24,367,575	1.31	1.25	to	1.25	8.46	to	8.46

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Pioneer High Yield VCT Class II
	2020	$19.266	to	$19.266	1,181	$22,752	5.15%	1.25%	to	1.25%	0.71%	to	0.71%
	2019	19.130	to	19.130	1,177	22,509	4.66	1.25	to	1.25	12.87	to	12.87
	2018	16.948	to	16.948	1,202	20,368	4.46	1.25	to	1.25	(5.15)	to	(5.15)
	2017	17.869	to	17.869	1,186	21,188	4.32	1.25	to	1.25	5.70	to	5.70
	2016	16.906	to	16.906	2,049	34,636	4.75	1.25	to	1.25	12.40	to	12.40
Pioneer Mid Cap Value VCT Class I
	2020	47.622	to	47.622	37,748	1,797,639	1.23	1.25	to	1.25	0.87	to	0.87
	2019	47.212	to	47.212	44,274	2,090,266	1.36	1.25	to	1.25	26.84	to	26.84
	2018	37.221	to	37.221	56,319	2,096,270	0.71	1.25	to	1.25	(20.35)	to	(20.35)
	2017	46.730	to	46.730	62,178	2,905,607	0.85	1.25	to	1.25	11.77	to	11.77
	2016	41.809	to	41.809	74,581	3,118,183	0.75	1.25	to	1.25	15.11	to	15.11
Pioneer Select Mid Cap Growth VCT Class I
	2020	178.775	to	178.775	109,691	19,609,952	—	1.25	to	1.25	37.44	to	37.44
	2019	130.071	to	130.071	129,751	16,876,839	—	1.25	to	1.25	31.43	to	31.43
	2018	98.967	to	98.967	143,803	14,231,742	—	1.25	to	1.25	(7.65)	to	(7.65)
	2017	107.165	to	107.165	162,209	17,383,134	0.08	1.25	to	1.25	28.42	to	28.42
	2016	83.450	to	83.450	192,308	16,048,171	—	1.25	to	1.25	2.45	to	2.45
Pioneer Strategic Income VCT Class I
	2020	13.838	to	13.838	5,509	76,234	3.52	0.60	to	0.60	6.88	to	6.88
	2019	12.947	to	12.947	5,856	75,814	3.31	0.60	to	0.60	9.34	to	9.34
	2018	11.841	to	11.841	48,811	577,963	3.24	0.60	to	0.60	(2.37)	to	(2.37)
	2017	12.128	to	12.128	46,373	562,427	3.60	0.60	to	0.60	4.37	to	4.37
	2016	11.620	to	11.620	32,142	373,492	3.51	0.60	to	0.60	6.94	to	6.94
Pioneer Strategic Income VCT Class II
	2020	18.400	to	18.400	4,012	73,810	3.27	1.25	to	1.25	6.04	to	6.04
	2019	17.352	to	17.352	5,929	102,881	3.10	1.25	to	1.25	8.16	to	8.16
	2018	16.043	to	16.043	6,202	99,496	2.99	1.25	to	1.25	(3.16)	to	(3.16)
	2017	16.566	to	16.566	6,504	107,751	3.36	1.25	to	1.25	3.45	to	3.45
	2016	16.014	to	16.014	7,724	123,706	3.25	1.25	to	1.25	6.01	to	6.01
Royce Capital Micro-Cap
	2020	17.696	to	17.696	226	4,002	—	0.60	to	0.60	23.05	to	23.05
	2019	14.381	to	14.381	169	2,438	—	0.60	to	0.60	18.84	to	18.84
	2018	12.101	to	12.101	115	1,395	—	0.60	to	0.60	(9.59)	to	(9.59)
	2017	13.385	to	13.385	64	850	0.04	0.60	to	0.60	4.55	to	4.55
	2016	12.802	to	12.802	1,472	18,845	0.59	0.60	to	0.60	19.00	to	19.00
Royce Capital Small-Cap
	2020	16.617	to	16.617	1,884	31,315	1.08	0.60	to	0.60	(7.71)	to	(7.71)
	2019	18.005	to	18.005	1,652	29,752	0.60	0.60	to	0.60	17.96	to	17.96
	2018	15.264	to	15.264	3,174	48,445	0.65	0.60	to	0.60	(8.89)	to	(8.89)
	2017	16.754	to	16.754	5,180	86,790	0.51	0.60	to	0.60	4.75	to	4.75
	2016	15.994	to	15.994	11,828	189,177	1.84	0.60	to	0.60	20.24	to	20.24

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
SEI VP Balanced Strategy Fund - Class II Shares[1]
	2020	$12.348	to	$12.348	—	$—	—%	0.60%	to	0.60%	(0.77)%	to	(0.77)%
	2019	12.444	to	12.444	—	—	—	0.60	to	0.60	16.35	to	16.35
	2018	10.695	to	10.695	—	—	—	0.60	to	0.60	(7.16)	to	(7.16)
	2017	11.520	to	11.520	—	—	—	0.60	to	0.60	10.89	to	10.89
	2016	10.389	to	10.389	7,297	75,807	2.44	0.60	to	0.60	6.52	to	6.52
SEI VP Conservative Strategy Fund - Class II Shares[1]
	2020	11.345	to	11.345	—	—	0.38	0.60	to	0.60	(0.92)	to	(0.92)
	2019	11.450	to	11.450	901	10,311	2.58	0.60	to	0.60	8.75	to	8.75
	2018	10.529	to	10.529	901	9,481	1.79	0.60	to	0.60	(2.62)	to	(2.62)
	2017	10.812	to	10.812	901	9,737	1.93	0.60	to	0.60	4.48	to	4.48
	2016	10.348	to	10.348	901	9,318	1.78	0.60	to	0.60	3.28	to	3.28
SEI VP Defensive Strategy Fund - Class II Shares[1]
	2020	10.748	to	10.748	—	—	0.40	0.60	to	0.60	0.02	to	0.02
	2019	10.746	to	10.746	25,711	276,301	2.12	0.60	to	0.60	5.50	to	5.50
	2018	10.186	to	10.186	25,711	261,898	1.37	0.60	to	0.60	(1.27)	to	(1.27)
	2017	10.317	to	10.317	34,435	355,268	1.23	0.60	to	0.60	2.03	to	2.03
	2016	10.112	to	10.112	57,919	585,667	0.90	0.60	to	0.60	1.75	to	1.75
SEI VP Market Growth Strategy Fund - Class II Shares[1]
	2020	12.534	to	12.534	—	—	0.28	0.60	to	0.60	(2.02)	to	(2.02)
	2019	12.793	to	12.793	2,519	32,231	3.10	0.60	to	0.60	18.14	to	18.14
	2018	10.829	to	10.829	2,519	27,282	2.20	0.60	to	0.60	(8.39)	to	(8.39)
	2017	11.821	to	11.821	2,519	29,781	1.74	0.60	to	0.60	13.37	to	13.37
	2016	10.427	to	10.427	2,519	26,270	2.41	0.60	to	0.60	7.08	to	7.08
SEI VP Market Plus Strategy Fund - Class II Shares[1]
	2020	13.092	to	13.092	—	—	0.21	0.60	to	0.60	(3.22)	to	(3.22)
	2019	13.527	to	13.527	9,391	127,036	2.79	0.60	to	0.60	21.36	to	21.36
	2018	11.146	to	11.146	9,391	104,678	2.14	0.60	to	0.60	(10.68)	to	(10.68)
	2017	12.479	to	12.479	9,391	117,196	8.18	0.60	to	0.60	17.97	to	17.97
	2016	10.578	to	10.578	—	—	—	0.60	to	0.60	7.75	to	7.75
SEI VP Moderate Strategy Fund - Class II Shares[1]
	2020	12.092	to	12.092	—	—	0.55	0.60	to	0.60	(2.07)	to	(2.07)
	2019	12.347	to	12.347	54,744	675,909	3.14	0.60	to	0.60	13.05	to	13.05
	2018	10.922	to	10.922	54,744	597,933	2.06	0.60	to	0.60	(4.39)	to	(4.39)
	2017	11.424	to	11.424	54,744	625,422	9.18	0.60	to	0.60	7.58	to	7.58
	2016	10.619	to	10.619	—	—	—	0.60	to	0.60	5.60	to	5.60
T. Rowe Price Blue Chip Growth
	2020	41.800	to	41.800	22,197	927,816	—	0.60	to	0.60	33.48	to	33.48
	2019	31.316	to	31.316	23,592	738,828	—	0.60	to	0.60	29.11	to	29.11
	2018	24.255	to	24.255	33,521	813,068	—	0.60	to	0.60	1.30	to	1.30
	2017	23.943	to	23.943	33,467	801,308	—	0.60	to	0.60	35.36	to	35.36
	2016	17.689	to	17.689	47,062	832,488	—	0.60	to	0.60	0.18	to	0.18

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
T. Rowe Price Equity Income Portfolio
	2020	$21.833	to	$21.833	20,784	$453,780	2.33%	0.60%	to	0.60%	0.58%	to	0.58%
	2019	21.708	to	21.708	24,756	537,391	2.39	0.60	to	0.60	25.65	to	25.65
	2018	17.277	to	17.277	24,699	426,739	1.99	0.60	to	0.60	(10.05)	to	(10.05)
	2017	19.207	to	19.207	26,343	505,960	1.76	0.60	to	0.60	15.33	to	15.33
	2016	16.654	to	16.654	28,078	467,598	2.30	0.60	to	0.60	18.46	to	18.46
T. Rowe Price Health Sciences Portfolio
	2020	44.935	to	44.935	19,479	875,281	—	0.60	to	0.60	28.85	to	28.85
	2019	34.875	to	34.875	24,722	862,191	—	0.60	to	0.60	28.17	to	28.17
	2018	27.209	to	27.209	24,942	678,664	—	0.60	to	0.60	0.50	to	0.50
	2017	27.074	to	27.074	26,285	711,634	—	0.60	to	0.60	26.82	to	26.82
	2016	21.348	to	21.348	57,883	1,235,677	—	0.60	to	0.60	(11.02)	to	(11.02)
T. Rowe Price International Stock Portfolio
	2020	19.894	to	19.894	15,945	317,225	0.59	0.60	to	0.60	13.76	to	13.76
	2019	17.487	to	17.487	16,240	283,999	2.46	0.60	to	0.60	27.00	to	27.00
	2018	13.769	to	13.769	16,279	224,140	1.36	0.60	to	0.60	(14.72)	to	(14.72)
	2017	16.145	to	16.145	16,313	263,383	1.19	0.60	to	0.60	27.12	to	27.12
	2016	12.701	to	12.701	14,776	187,663	1.08	0.60	to	0.60	1.52	to	1.52
T. Rowe Price New America Growth Portfolio
	2020	44.912	to	44.912	27,459	1,233,246	—	0.60	to	0.60	43.51	to	43.51
	2019	31.295	to	31.295	31,486	985,374	0.42	0.60	to	0.60	34.12	to	34.12
	2018	23.334	to	23.334	31,470	734,304	0.16	0.60	to	0.60	0.55	to	0.55
	2017	23.206	to	23.206	33,265	771,939	0.11	0.60	to	0.60	33.63	to	33.63
	2016	17.366	to	17.366	34,114	592,427	0.04	0.60	to	0.60	0.70	to	0.70
Templeton Developing Markets VIP Fund - Class 1
	2020	16.728	to	16.728	4,705	78,707	4.13	0.60	to	0.60	16.69	to	16.69
	2019	14.336	to	14.336	15,754	225,845	1.25	0.60	to	0.60	26.16	to	26.16
	2018	11.363	to	11.363	15,491	176,029	1.13	0.60	to	0.60	(15.95)	to	(15.95)
	2017	13.520	to	13.520	21,161	286,095	1.13	0.60	to	0.60	39.81	to	39.81
	2016	9.670	to	9.670	21,040	203,457	1.17	0.60	to	0.60	17.08	to	17.08
Templeton Developing Markets VIP Fund - Class 2
	2020	31.882	to	31.882	1,065	33,955	2.92	1.25	to	1.25	15.73	to	15.73
	2019	27.549	to	27.549	5,487	151,155	0.99	1.25	to	1.25	25.12	to	25.12
	2018	22.018	to	22.018	5,594	123,169	0.87	1.25	to	1.25	(16.85)	to	(16.85)
	2017	26.479	to	26.479	5,761	152,532	1.03	1.25	to	1.25	38.67	to	38.67
	2016	19.095	to	19.095	7,176	137,041	0.77	1.25	to	1.25	15.99	to	15.99
Templeton Foreign VIP Fund - Class 1
	2020	14.019	to	14.019	3,457	48,469	3.64	0.60	to	0.60	(1.50)	to	(1.50)
	2019	14.233	to	14.233	3,409	48,523	2.04	0.60	to	0.60	12.16	to	12.16
	2018	12.690	to	12.690	3,381	42,899	2.92	0.60	to	0.60	(15.78)	to	(15.78)
	2017	15.067	to	15.067	3,231	48,675	2.77	0.60	to	0.60	16.32	to	16.32
	2016	12.953	to	12.953	5,698	73,809	2.19	0.60	to	0.60	6.85	to	6.85

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Templeton Global Bond VIP Fund - Class 1
	2020	$11.025	to	$11.025	11,019	$121,478	8.23%	0.60%	to	0.60%	(5.64)%	to	(5.64)%
	2019	11.684	to	11.684	13,126	153,363	7.04	0.60	to	0.60	1.64	to	1.64
	2018	11.495	to	11.495	13,469	154,824	—	0.60	to	0.60	1.60	to	1.60
	2017	11.314	to	11.314	59,295	670,849	—	0.60	to	0.60	1.54	to	1.54
	2016	11.142	to	11.142	95,215	1,060,854	—	0.60	to	0.60	2.60	to	2.60
Templeton Growth VIP Fund - Class 2
	2020	19.361	to	19.361	2,414	46,733	3.03	1.25	to	1.25	4.48	to	4.48
	2019	18.530	to	18.530	2,371	43,936	2.63	1.25	to	1.25	13.72	to	13.72
	2018	16.294	to	16.294	3,249	52,947	2.05	1.25	to	1.25	(15.91)	to	(15.91)
	2017	19.377	to	19.377	3,569	69,166	1.84	1.25	to	1.25	17.03	to	17.03
	2016	16.557	to	16.557	9,641	159,645	2.05	1.25	to	1.25	8.26	to	8.26
TVST Touchstone Bond Fund
	2020	12.464	to	12.464	3,435	42,811	1.74	0.60	to	0.60	9.07	to	9.07
	2019	11.428	to	11.428	3,435	39,255	1.34	0.60	to	0.60	9.79	to	9.79
	2018	10.409	to	10.409	3,435	35,751	2.44	0.60	to	0.60	(2.46)	to	(2.46)
	2017	10.672	to	10.672	3,435	36,654	—	0.60	to	0.60	3.05	to	3.05
	2016	10.356	to	10.356	6,870	71,140	1.92	0.60	to	0.60	0.21	to	0.21
TVST Touchstone Common Stock Fund
	2020	29.801	to	29.801	2,263	67,449	0.65	0.60	to	0.60	22.94	to	22.94
	2019	24.241	to	24.241	2,250	54,543	0.58	0.60	to	0.60	27.81	to	27.81
	2018	18.966	to	18.966	2,192	41,581	0.72	0.60	to	0.60	(8.60)	to	(8.60)
	2017	20.751	to	20.751	9,465	196,418	0.01	0.60	to	0.60	20.78	to	20.78
	2016	17.181	to	17.181	—	—	—	0.60	to	0.60	10.59	to	10.59
VanEck VIP Global Hard Assets
	2020	8.618	to	8.618	34,326	295,809	0.94	0.60	to	0.60	18.41	to	18.41
	2019	7.278	to	7.278	34,341	249,951	—	0.60	to	0.60	11.20	to	11.20
	2018	6.545	to	6.545	35,358	231,432	—	0.60	to	0.60	(28.71)	to	(28.71)
	2017	9.181	to	9.181	36,270	333,004	—	0.60	to	0.60	(2.29)	to	(2.29)
	2016	9.396	to	9.396	22,010	206,804	0.38	0.60	to	0.60	42.86	to	42.86
Vanguard Balanced
	2020	22.327	to	22.327	87,161	1,946,053	1.85	0.60	to	0.60	10.02	to	10.02
	2019	20.294	to	20.294	32,818	665,981	2.79	0.60	to	0.60	21.75	to	21.75
	2018	16.668	to	16.668	36,075	601,296	3.04	0.60	to	0.60	(3.99)	to	(3.99)
	2017	17.361	to	17.361	68,025	1,180,985	2.61	0.60	to	0.60	14.03	to	14.03
	2016	15.225	to	15.225	83,599	1,272,764	2.42	0.60	to	0.60	10.35	to	10.35
Vanguard Capital Growth
	2020	37.099	to	37.099	3,401	126,158	1.32	0.60	to	0.60	16.77	to	16.77
	2019	31.771	to	31.771	2,618	83,188	2.80	0.60	to	0.60	25.74	to	25.74
	2018	25.267	to	25.267	23,258	587,656	0.84	0.60	to	0.60	(1.77)	to	(1.77)
	2017	25.722	to	25.722	25,932	667,043	1.32	0.60	to	0.60	28.06	to	28.06
	2016	20.086	to	20.086	29,484	592,199	1.33	0.60	to	0.60	10.18	to	10.18

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Equity Income
	2020	$24.514	to	$24.514	115,926	$2,841,861	2.89%	0.60%	to	0.60%	2.63%	to	2.63%
	2019	23.886	to	23.886	125,235	2,991,374	3.25	0.60	to	0.60	23.68	to	23.68
	2018	19.312	to	19.312	190,430	3,677,618	2.26	0.60	to	0.60	(6.53)	to	(6.53)
	2017	20.661	to	20.661	204,615	4,227,643	2.09	0.60	to	0.60	17.54	to	17.54
	2016	17.578	to	17.578	154,877	2,722,408	2.66	0.60	to	0.60	14.38	to	14.38
Vanguard Equity Index
	2020	31.229	to	31.229	7,576	236,602	1.67	0.60	to	0.60	17.50	to	17.50
	2019	26.579	to	26.579	14,566	387,153	2.02	0.60	to	0.60	30.51	to	30.51
	2018	20.365	to	20.365	17,097	348,170	2.29	0.60	to	0.60	(5.08)	to	(5.08)
	2017	21.455	to	21.455	29,562	634,243	1.79	0.60	to	0.60	20.93	to	20.93
	2016	17.741	to	17.741	18,953	336,282	2.09	0.60	to	0.60	11.14	to	11.14
Vanguard High Yield Bond
	2020	15.674	to	15.674	34,525	541,128	5.42	0.60	to	0.60	5.04	to	5.04
	2019	14.922	to	14.922	49,328	736,050	5.82	0.60	to	0.60	14.99	to	14.99
	2018	12.977	to	12.977	49,334	640,224	4.98	0.60	to	0.60	(3.32)	to	(3.32)
	2017	13.422	to	13.422	66,416	891,463	5.15	0.60	to	0.60	6.36	to	6.36
	2016	12.619	to	12.619	76,120	960,558	9.43	0.60	to	0.60	10.68	to	10.68
Vanguard International
	2020	33.531	to	33.531	13,016	436,433	0.73	0.60	to	0.60	56.64	to	56.64
	2019	21.407	to	21.407	5,607	120,023	1.48	0.60	to	0.60	30.44	to	30.44
	2018	16.412	to	16.412	6,125	100,528	1.21	0.60	to	0.60	(13.14)	to	(13.14)
	2017	18.895	to	18.895	12,648	238,979	1.08	0.60	to	0.60	41.82	to	41.82
	2016	13.323	to	13.323	16,247	216,452	1.26	0.60	to	0.60	1.27	to	1.27
Vanguard Mid-Cap Index
	2020	29.156	to	29.156	5,779	168,488	1.55	0.60	to	0.60	17.37	to	17.37
	2019	24.842	to	24.842	6,823	169,499	1.74	0.60	to	0.60	30.09	to	30.09
	2018	19.096	to	19.096	6,949	132,695	1.54	0.60	to	0.60	(9.87)	to	(9.87)
	2017	21.188	to	21.188	13,964	295,868	2.33	0.60	to	0.60	18.37	to	18.37
	2016	17.900	to	17.900	95,810	1,715,008	1.50	0.60	to	0.60	10.45	to	10.45
Vanguard Real Estate Index
	2020	17.900	to	17.900	36,385	651,293	2.60	0.60	to	0.60	(5.42)	to	(5.42)
	2019	18.926	to	18.926	43,512	823,494	2.83	0.60	to	0.60	28.03	to	28.03
	2018	14.782	to	14.782	53,904	796,789	3.13	0.60	to	0.60	(5.92)	to	(5.92)
	2017	15.712	to	15.712	49,816	782,726	2.41	0.60	to	0.60	4.15	to	4.15
	2016	15.086	to	15.086	51,476	776,569	2.63	0.60	to	0.60	7.71	to	7.71
Vanguard Short Term Investment Grade
	2020	11.948	to	11.948	150,996	1,804,135	2.86	0.60	to	0.60	4.86	to	4.86
	2019	11.394	to	11.394	281,236	3,204,418	2.64	0.60	to	0.60	5.06	to	5.06
	2018	10.845	to	10.845	288,183	3,125,367	1.89	0.60	to	0.60	0.44	to	0.44
	2017	10.798	to	10.798	288,092	3,110,937	1.51	0.60	to	0.60	1.48	to	1.48
	2016	10.641	to	10.641	197,426	2,100,756	1.63	0.60	to	0.60	2.10	to	2.10

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Small Company Growth
	2020	$31.914	to	$31.914	570	$18,186	0.97%	0.60%	to	0.60%	22.45%	to	22.45%
	2019	26.063	to	26.063	3,834	99,930	0.49	0.60	to	0.60	27.34	to	27.34
	2018	20.467	to	20.467	3,860	79,001	0.40	0.60	to	0.60	(7.82)	to	(7.82)
	2017	22.203	to	22.203	2,841	63,086	0.64	0.60	to	0.60	22.72	to	22.72
	2016	18.092	to	18.092	6,074	109,882	0.42	0.60	to	0.60	14.25	to	14.25
Vanguard Total Bond Market Index
	2020	12.400	to	12.400	70,395	872,932	2.60	0.60	to	0.60	6.93	to	6.93
	2019	11.596	to	11.596	51,137	592,974	5.11	0.60	to	0.60	8.02	to	8.02
	2018	10.735	to	10.735	169,748	1,822,174	2.10	0.60	to	0.60	(0.72)	to	(0.72)
	2017	10.813	to	10.813	154,113	1,666,503	2.60	0.60	to	0.60	2.86	to	2.86
	2016	10.512	to	10.512	171,667	1,804,635	2.15	0.60	to	0.60	1.85	to	1.85
Vanguard Total Stock Market Index
	2020	31.333	to	31.333	20,254	634,620	1.43	0.60	to	0.60	19.83	to	19.83
	2019	26.147	to	26.147	17,210	450,007	1.64	0.60	to	0.60	29.97	to	29.97
	2018	20.118	to	20.118	17,155	345,127	1.52	0.60	to	0.60	(5.91)	to	(5.91)
	2017	21.381	to	21.381	10,596	226,568	2.37	0.60	to	0.60	20.25	to	20.25
	2016	17.781	to	17.781	22,226	395,208	1.67	0.60	to	0.60	11.88	to	11.88
Virtus Duff & Phelps Real Estate Securities Series I
	2020	15.665	to	15.665	336	5,288	1.31	0.60	to	0.60	(1.92)	to	(1.92)
	2019	15.972	to	15.972	336	5,380	3.01	0.60	to	0.60	27.01	to	27.01
	2018	12.575	to	12.575	156	1,960	1.91	0.60	to	0.60	(6.92)	to	(6.92)
	2017	13.510	to	13.510	156	2,104	0.24	0.60	to	0.60	5.61	to	5.61
	2016	12.792	to	12.792	2,839	36,313	2.16	0.60	to	0.60	6.46	to	6.46
Virtus KAR Small-Cap Growth Series I
	2020	52.260	to	52.260	1,462	76,392	—	0.60	to	0.60	44.15	to	44.15
	2019	36.253	to	36.253	1,502	54,444	—	0.60	to	0.60	36.84	to	36.84
	2018	26.493	to	26.493	1,963	51,996	—	0.60	to	0.60	11.28	to	11.28
	2017	23.808	to	23.808	5,426	129,172	—	0.60	to	0.60	40.32	to	40.32
	2016	16.967	to	16.967	5,227	88,687	—	0.60	to	0.60	25.50	to	25.50
Virtus Newfleet Multi-Sector Intermediate Bond Series I1
	2020	12.945	to	12.945	—	—	—	0.60	to	0.60	6.14	to	6.14
	2019	12.196	to	12.196	—	—	—	0.60	to	0.60	10.22	to	10.22
	2018	11.065	to	11.065	4,142	45,832	4.30	0.60	to	0.60	(3.10)	to	(3.10)
	2017	11.419	to	11.419	4,142	47,298	3.68	0.60	to	0.60	6.37	to	6.37
	2016	10.735	to	10.735	11,034	118,454	4.90	0.60	to	0.60	8.92	to	8.92
Voya Global High Dividend Low Volatility Portfolio - Class S1
	2020	39.142	to	39.142	—	—	2.53	1.25	to	1.25	(2.32)	to	(2.32)
	2019	40.072	to	40.072	19	751	2.53	1.25	to	1.25	19.90	to	19.90
	2018	33.420	to	33.420	20	661	4.50	1.25	to	1.25	(10.25)	to	(10.25)
	2017	37.237	to	37.237	21	776	2.09	1.25	to	1.25	21.91	to	21.91
	2016	30.544	to	30.544	22	671	0.70	1.25	to	1.25	4.45	to	4.45

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2020	$45.331	to	$45.331	750	$33,982	0.61%	1.25%	to	1.25%	32.08%	to	32.08%
	2019	34.321	to	34.321	792	27,193	0.15	1.25	to	1.25	30.48	to	30.48
	2018	26.304	to	26.304	1,081	28,424	0.84	1.25	to	1.25	(17.63)	to	(17.63)
	2017	31.933	to	31.933	1,075	34,335	0.52	1.25	to	1.25	41.58	to	41.58
	2016	22.554	to	22.554	3,211	72,424	1.46	1.25	to	1.25	11.85	to	11.85
1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading day's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Resource Variable Account B
Notes to Financial Statements
7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 23, 2021, the date which the Separate Account's financial statements were available to be issued.